[front cover]

October 31, 2002

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge]

Ultra(reg.sm)
Vista

[american century logo and text logo (reg. sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

Change is a reality for every business, but American Century's more than 40 years of investment management experience speaks to our ability to evolve as conditions warrant. This fall, we made several changes to our senior management structure.

Mark Mallon was named chief investment officer (CIO) of American Century
Investment Management, Inc. (ACIM), our investment management subsidiary. In his new role, Mark oversees more than 160 investment professionals who are managing approximately $75 billion in our International, U.S. Growth, Value, Quantitative
Equity, and Fixed Income portfolios. He continues to co-manage our Large Company
Value and Tax-Managed Value funds. Mark replaces Randy Merk, who left the firm in August.

Mark's top priority was to name successor CIOs for the two disciplines he previously managed. His appointments of Phil Davidson as CIO for Value Equity and John Schniedwind as CIO for Quantitative Equity recognize the significance of these disciplines. Phil, a chief architect of our value strategy, has two decades of investment experience. He remains a senior portfolio manager on our
Value and Equity Income funds. John, a 20-year American Century veteran, has been a leader in our Quantitative Equity group since its inception. He continues to co-manage our Income & Growth fund.

After spending the past two years researching and developing sophisticated investment management technologies, Jim Stowers III returns to the position of
CIO for U.S. Growth while retaining his roles on the Ultra and Veedot investment teams. For more than two decades, Jim has been a guiding force behind our earnings acceleration investment approach. He succeeds C. Kim Goodwin, who resigned in September.

Lastly, Bill Lyons, president and CEO of American Century Companies, takes on additional responsibilities as president of ACIM. Bill's assumption of the executive duties in ACIM allows our investment professionals to remain sharply focused on portfolio management.

We have built a legacy of investment management excellence, and we intend to keep it going through these challenging times. With our new team in place, you can be assured that American Century will continue its intense commitment to producing the best possible returns for you.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III
James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

Table of Contents

Market Perspective ........................................................    1

ULTRA

VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION

Background Information

Market Perspective from Jim Stowers III

[photo of Jim Stowers III]

Jim Stowers III, chief investment officer, U.S. Growth Equities

The year ended October 31, 2002 was a challenging period for stock investors as shifting sentiments triggered a selloff that affected all corners of the equity universe. While the S&P 500's 15.11% decline illustrates the downdraft's impact on the broad market, a deeper look reveals that there were few places for equity investors to hide. For example, the Russell 1000 Growth index, which measures the performance of the market's largest growth-oriented stocks, fell
19.62%, and the Russell 2000 Growth Index, which represents smaller growth issues, dropped 21.57%. Value-oriented stocks fared somewhat better, but delivered negative results as well.

A GOOD START

The 12 months covered by this report got off to a positive start in the fourth quarter of last year when investors pushed stocks higher on hopes that  the recession would end and corporate profits would recover. In early 2002, the economy continued to gain momentum, but corporate profits did not. The rally stalled as companies disappointed investors with declining profits and modest outlooks for the future.

Shaky sentiment took a turn for the worse during the summer when the stock market was racked by corporate scandals, weak profits, sputtering economic growth, and worries about war. The combination of these negative trends drove a punishing decline that saw the S&P 500 lose more than 15%  of its value between
Memorial Day and Labor Day and caused many investors to abandon stocks altogether.

LOOKING AHEAD

Though the fiscal year closed with a strong rally as stocks bounced off of the five-year lows they hit in early October, there's no way of knowing whether the rise can be sustained. Certainly, there are reasons to be optimistic. The economy is beginning to show more vitality, and we're starting to see corporate earnings improve--two forces that must be present for  the market to sustain positive returns. That said, we must also recognize  that factors such as a pause in the economy's progress or continuing uncertainty about war could delay a market upswing we all want to see.

These conditions make stock selection more important than ever. With an uneven recovery helping some companies more than others, investment

===============================================================================
 MARKET RETURNS

For the 12 months ended October 31, 2002
-------------------------------------------------------------------------------
    S&P 500 Index                                                   -15.11%
-------------------------------------------------------------------------------
    S&P MidCap 400 Index                                             -4.78%
-------------------------------------------------------------------------------
    Russell 2000 Index                                              -11.57%
-------------------------------------------------------------------------------

Source: Lipper Inc.

These indices represent the performance of large-, medium-, and small-capitalization stocks.

                                                                    (continued)

                                                                         ------
                                                                         1

Market Perspective

success depends on getting it right, one company at a time - the very approach that guides our domestic growth funds.

The veteran managers that lead our domestic growth portfolios (averaging more than 10 years of investment experience) are very discriminating. They are keeping their portfolios focused on businesses whose earnings, revenues, and other key fundamentals are growing at an accelerating rate. Though recent negative performance reflects the impact of the bear market, investing in companies demonstrating these characteristics has helped our teams generate enviable results compared to their peers.

In the months ahead, you can be assured that the investment professionals who are managing your assets will continue to apply the growth strategies that have proven successful over time. Every decision that they make will be predicated on providing you with solid long-term results.
MARKET PERFORMANCE--GROWTH OF $1.00
For the 12 months ended October 31, 2002

These indices represent the performance of large-, medium-, and small-capitalization stocks.

------

Ultra - Performance

 TOTAL RETURNS AS OF OCTOBER 31, 2002
-------------------------------------------------------------------------------
                                                  ULTRA          S&P 500 INDEX
-------------------------------------------------------------------------------
===============================================================================
 INVESTOR CLASS (INCEPTION 11/2/81)
-------------------------------------------------------------------------------
   6 months(1)                                   -17.09%            -17.02%
-------------------------------------------------------------------------------
   1 Year                                        -12.99%            -15.11%
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
   3 Years                                       -13.13%            -12.22%
-------------------------------------------------------------------------------
   5 Years                                         1.22%              0.73%
-------------------------------------------------------------------------------
   10 Years                                       10.22%              9.88%
-------------------------------------------------------------------------------
   Life of Class                                  13.65%          13.21%(2)
-------------------------------------------------------------------------------
===============================================================================
 ADVISOR CLASS (INCEPTION 10/2/96)
-------------------------------------------------------------------------------
   6 months(1)                                   -17.23%            -17.02%
-------------------------------------------------------------------------------
   1 Year                                        -13.24%            -15.11%
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
   3 Years                                       -13.34%            -12.22%
-------------------------------------------------------------------------------
   5 Years                                         0.99%              0.73%
-------------------------------------------------------------------------------
   Life of Class                                   3.80%           5.65%(3)
-------------------------------------------------------------------------------
===============================================================================
 INSTITUTIONAL CLASS (INCEPTION 11/14/96)
-------------------------------------------------------------------------------
   6 months(1)                                   -16.94%            -17.02%
-------------------------------------------------------------------------------
   1 Year                                        -12.76%            -15.11%
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
   3 Years                                       -12.95%            -12.22%
-------------------------------------------------------------------------------
   5 Years                                         1.43%              0.73%
-------------------------------------------------------------------------------
   Life of Class                                   3.64%              4.65%
===============================================================================
                                   ULTRA           ULTRA
                                 (NO CDSC*)     (WITH CDSC)      S&P 500 INDEX
-------------------------------------------------------------------------------
===============================================================================
 C CLASS (INCEPTION 10/29/01)
-------------------------------------------------------------------------------
   6 months(1)                    -17.60%         -18.42%           -17.02%
-------------------------------------------------------------------------------
   1 Year                         -13.95%         -14.81%           -15.11%
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
   Life of Class                  -15.36%         -16.21%        -18.20%(4)
-------------------------------------------------------------------------------

*CDSC stands for "contingent deferred sales charge." Ultra's CDSC is charged to investors if they redeem C Class shares within 18 months of purchase. The
SEC requires that mutual funds provide performance information net of the CDSC in all cases where the charge could be applied. Returns "with CDSC" reflect the deduction of the applicable CDSC imposed on shares  redeemed within the reporting period.

(1) Returns for periods less than one year are not annualized.

(2) From 10/31/81, the date nearest the class's inception for which data are available.

(3) From 10/3/96, the date nearest the class's inception for which data are available.

(4) From 10/25/01, the date nearest the class's inception for which data are available.

See pages 41, 43-46 for information about share classes, the indices, and returns.

                                                                    (continued)

                                                                         ------
                                                                         3

Ultra - Performance
GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made October 31, 1992

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended October 31
--------------------------------------------------------------------------------
                 1993      1994       1995       1996       1997      1998
--------------------------------------------------------------------------------
Ultra           39.78%    -2.08%     36.89%     10.79%     19.95%    17.61%
--------------------------------------------------------------------------------
S&P 500 Index   14.89%     3.87%     26.36%     24.03%     32.10%    21.96%
--------------------------------------------------------------------------------

                 1999       2000       2001      2002
--------------------------------------------------------------------------------
Ultra           37.94%      9.81%   -31.44%    -12.99%
--------------------------------------------------------------------------------
S&P 500 Index   25.67%      6.09%   -24.91%    -15.11%
--------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Ultra.
Returns for the S&P 500 Index are provided for comparison. Ultra's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.
Unless otherwise indicated, the charts are based on Investor Class shares;
performance for other classes will vary due to differences in fee structures
(see the Total Returns table on the previous page). Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

Ultra - Performance Review

[photo of Wade Slome, Jerry Sullivan, Bruce Wimberly, and Jim Stowers III]

A performance summary from the Ultra investment team (left to right): Portfolio
Managers Wade Slome and Jerry Sullivan, Senior Portfolio Manager Bruce Wimberly,
and Chief Investment Officer, U.S. Growth Equities, Jim Stowers III.

OUR RESULTS

Ultra declined 12.99%(1) during the year ended October 31, 2002, a challenging period in which its benchmark, the  S&P 500 Index, fell 15.11%. The average large-cap growth fund tracked by  Lipper Inc. fell 19.13%

Though recent negative results reflect the impact of the bear market, Ultra's performance compares favorably to its large-cap growth peers. During the last year, Ultra was in the top 11% of funds in Lipper's large-cap growth universe, ranking 66th out of 643 funds.(2) The fund was in the top 15% of the Lipper peer group on a five-year basis with a rank of 42nd out of 298 funds. Ultra placed in the top 7% during the last 10 years, ranking 6th out of 89 funds.

UNCERTAIN CONDITIONS

Shifting sentiments and volatility marked the year covered by this report. As we discussed in our semiannual update last April, a rally that began in the fourth quarter of 2001 stalled early this year when a hoped-for rebound in corporate profits did not materialize. Even so, Ultra's results during the first six months of the period were positive, driven mainly by businesses that benefited from robust consumer spending. Ultra shareholders also were helped by the portfolio's reduced exposure to technology companies, which were hurt by weak corporate demand.

===============================================================================
 PORTFOLIO AT A GLANCE
===============================================================================
                                                  AS OF 10/31/02
-------------------------------------------------------------------------------
Net Assets                                         $19.6 billion
-------------------------------------------------------------------------------
===============================================================================
                                          10/31/02              10/31/01
-------------------------------------------------------------------------------
No. of Equity Securities                     196                   193
-------------------------------------------------------------------------------
P/E Ratio                                   27.2                  25.6
-------------------------------------------------------------------------------
Median Market                               $9.7                  $7.1
Capitalization                             billion               billion
-------------------------------------------------------------------------------
Weighted Average                            $84.1                 $90.5
Market Capitalization                      billion               billion
-------------------------------------------------------------------------------
Portfolio Turnover                           92%                   86%
-------------------------------------------------------------------------------
Expense Ratio
(for Investor Class)                        0.99%                 0.98%
-------------------------------------------------------------------------------

In the second half of the period, investor sentiment declined amid mounting worries about corporate fraud, weak earnings, falling stock prices and war.
There also was concern that consumer spending was beginning to weaken. Though
October's rally provided some relief, the uncertainty fueled by this confluence of negative trends caused many investors to abandon stocks, and resulted in a broad decline that affected all sectors of the equity market.

The market's shifts are reflected in Ultra's performance. The portfolio gained ground and outperformed its benchmark and its peers in the first half of the period

(1) All fund returns referenced in this review are for Investor Class shares.

(2) Lipper rankings are based on average annual total returns. Past performance is no guarantee of future results.

Investment terms are defined in the Glossary.                       (continued)

                                                                         ------
                                                                         5

Ultra - Performance Review

when the trends were mostly positive. Ultra outperformed its peers but declined along with the market in the second half when sentiment turned negative.

CONSUMERS REMAINED A SOURCE OF STRENGTH

Though there were indications this fall that Americans were beginning to curb their spending habits, we earned positive returns from companies that make and sell consumer products. Early in the period, many clothing stores and apparel manufacturers enjoyed fundamental growth and their prices rose as the market anticipated continued economic expansion. Though many of these companies were affected by last summer's downturn, they remained among our top performers on a
12-month basis. Discount department stores also advanced. A good example is
Wal-Mart, which generated solid results as it grabbed a bigger share of the U.S.
market.

Companies that make everyday household goods also performed well. This included soft drink, snack, and personal product manufacturers that offered dependable earnings growth during a stretch when many companies were falling short of expectations.

TOP FIVE INDUSTRIES
--------------------------------------------------------------------------------
                                              % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       10/31/02               4/30/02
--------------------------------------------------------------------------------
Drugs                                    12.9%                 11.1%
--------------------------------------------------------------------------------
Property & Casualty
Insurance                                 7.2%                  6.1%
--------------------------------------------------------------------------------
Banks                                     5.5%                  2.6%
--------------------------------------------------------------------------------
Financial Services                        5.4%                  4.9%
--------------------------------------------------------------------------------
Computer Software                         5.4%                  2.4%
-------------------------------------------------------------------------------

 TOP TEN HOLDINGS
-------------------------------------------------------------------------------
                                              % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                          AS OF                 AS OF
                                        10/31/02               4/30/02
-------------------------------------------------------------------------------
Microsoft Corp.                           4.4%                  1.9%
-------------------------------------------------------------------------------
Pfizer, Inc.                              4.3%                  3.6%
-------------------------------------------------------------------------------
American International
Group, Inc.                               3.6%                  2.1%
-------------------------------------------------------------------------------
Citigroup Inc.                            3.5%                  1.7%
-------------------------------------------------------------------------------
Johnson & Johnson                         2.6%                  1.9%
-------------------------------------------------------------------------------
General Electric Co.                      2.5%                  1.9%
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.4%                  0.8%
-------------------------------------------------------------------------------
Berkshire Hathaway
Inc. Cl A                                 1.7%                  1.4%
-------------------------------------------------------------------------------
Procter & Gamble Co.                      1.6%                  1.1%
-------------------------------------------------------------------------------
Washington Mutual, Inc.                   1.6%                  1.8%
-------------------------------------------------------------------------------

HEALTH CARE, FINANCIALS, AND MEDIA DECLINE

Pharmaceutical stocks led a decline in health care issues. Drug manufacturers were hampered by increasing generic competition, delays in new product introductions, and pressure to cut prices for Medicare and Medicaid. Pfizer, which is one of our largest holdings, was caught in the downturn. However, the company remains a market leader due to its patent-protected drugs and pipeline of products in development.

On the positive side, improving specialty drug sales lifted our holdings in biotechnology companies. A good example is Amgen, whose profits rose due to rising sales of its medications used in the treatment of chemotherapy-related infections and anemia.

                                                                    (continued)

------

Ultra - Performance Review

Financial stocks, which accounted for Ultra's largest sector weighting, were among the portfolio's top detractors. Credit quality concerns weighed on banks and financial services companies due to high-profile bankruptcies and questions about the sustainability of the economic recovery. Property and casualty insurance companies also fell even though industry leaders, such as American
International Group, benefited from improving pricing conditions. On a positive note, loan originators, insurers and servicing companies benefited from the refinancing boom that accompanied historically low interest rates.

Despite slowing economic growth, advertising spending remained solid during the last year. This provided a lift to media companies that depend on ad revenue from their print, broadcast and cable properties. Though some media companies benefited from this trend, the industry was hurt by corporate governance concerns.

LOOKING AHEAD

After more than two years of negative returns, there are indications that the market is beginning to form a bottom.

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       10/31/02               4/30/02
-------------------------------------------------------------------------------
U.S. Common Stocks,
Equity Futures & Warrants                96.0%                 92.1%
-------------------------------------------------------------------------------
Foreign Stocks                            1.6%                  3.9%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.6%                 96.0%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               2.4%                  4.0%
-------------------------------------------------------------------------------

The economy is showing signs of improvement and we've seen corporate earnings improve, though not as much as hoped. If they continue, these trends could help the market sustain positive returns. That said, terrorism, war, and a weak economy are among the uncertainties that could put new pressure on stock prices.

In a management related matter, we are pleased to announce that Wade Slome has been promoted to portfolio manager. He has seven years of investment experience, including four years as one of the team's analysts. Slome replaces
John Sykora, who has moved to American Century's Select portfolio.

Investment terms are defined in the Glossary.

                                                                         ------
                                                                         7

Ultra - Schedule of Investments

OCTOBER 31, 2002

Shares                        ($ in Thousands)                          Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%
--------------------------------------------------------------------------------
ALCOHOL -- 0.3%
--------------------------------------------------------------------------------
      165,000    Adolph Coors Company Cl B                          $     11,299
--------------------------------------------------------------------------------
      560,000    Anheuser-Busch Companies, Inc.                           29,545
--------------------------------------------------------------------------------
      729,828    Constellation Brands, Inc.(1)                            18,487
--------------------------------------------------------------------------------
                                                                          59,331
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 0.7%
--------------------------------------------------------------------------------
      335,000    Coach Inc.(1)                                             9,966
--------------------------------------------------------------------------------
    1,655,743    Jones Apparel Group, Inc.(1)                             57,355
--------------------------------------------------------------------------------
    1,650,000    Liz Claiborne, Inc.                                      49,038
--------------------------------------------------------------------------------
    1,275,000    Sara Lee Corp.                                           29,108
--------------------------------------------------------------------------------
                                                                         145,467
--------------------------------------------------------------------------------
BANKS -- 5.5%
--------------------------------------------------------------------------------
    3,456,000    Bank of America Corp.                                   241,229
--------------------------------------------------------------------------------
   18,404,599    Citigroup Inc.                                          680,050
--------------------------------------------------------------------------------
    2,500,000    U.S. Bancorp                                             52,725
--------------------------------------------------------------------------------
    1,835,000    Wells Fargo & Co.                                        92,612
--------------------------------------------------------------------------------
                                                                       1,066,616
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
    3,959,900    Amgen Inc.(1)                                           184,452
--------------------------------------------------------------------------------
      259,833    Charles River Laboratories(1)                             9,549
--------------------------------------------------------------------------------
      895,000    Genentech, Inc.(1)                                       30,511
--------------------------------------------------------------------------------
      575,000    Gilead Sciences, Inc.(1)                                 19,955
--------------------------------------------------------------------------------
    1,055,000    IDEC Pharmaceuticals Corp.(1)                            48,451
--------------------------------------------------------------------------------
                                                                         292,918
--------------------------------------------------------------------------------
CHEMICALS -- 1.2%
--------------------------------------------------------------------------------
      860,000    3M Co.                                                  109,167
--------------------------------------------------------------------------------
      365,313    Air Products & Chemicals, Inc.                           16,147
--------------------------------------------------------------------------------
      215,000    Ecolab Inc.                                              10,374
--------------------------------------------------------------------------------
      873,679    Praxair, Inc.                                            47,616
--------------------------------------------------------------------------------
      915,000    Scotts Co. (The) Cl A(1)                                 43,554
--------------------------------------------------------------------------------
                                                                         226,858
--------------------------------------------------------------------------------
CLOTHING STORES -- 1.4%
--------------------------------------------------------------------------------
    2,425,000    Chico's FAS, Inc.(1)                                     46,803
--------------------------------------------------------------------------------
      722,000    Ross Stores, Inc.                                        30,324
--------------------------------------------------------------------------------
    9,870,000    TJX Companies, Inc. (The)                               202,532
--------------------------------------------------------------------------------
                                                                         279,659
--------------------------------------------------------------------------------
COMPUTER HARDWARE
& BUSINESS MACHINES -- 3.1%
--------------------------------------------------------------------------------
   18,528,767    Cisco Systems Inc.(1)                                   207,152
--------------------------------------------------------------------------------
    4,010,315    Dell Computer Corp.(1)                                  114,715
--------------------------------------------------------------------------------
    3,535,616    International Business
                 Machines Corp.                                          279,101
--------------------------------------------------------------------------------
                                                                         600,968
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 5.4%
--------------------------------------------------------------------------------
      810,000   Adobe Systems Inc.                                 $     19,148
--------------------------------------------------------------------------------
      310,000   Electronic Arts Inc.(1)                                  20,186
--------------------------------------------------------------------------------
   15,933,000   Microsoft Corp.(1)                                      851,858
--------------------------------------------------------------------------------
   13,784,600   Oracle Corp.(1)                                         140,465
--------------------------------------------------------------------------------
      550,000   Synopsys, Inc.(1)                                        20,842
--------------------------------------------------------------------------------
                                                                      1,052,499
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.3%
--------------------------------------------------------------------------------
      285,000   KB Home                                                  13,452
--------------------------------------------------------------------------------
      250,000   Lennar Corp.                                             13,793
--------------------------------------------------------------------------------
    1,150,000   Masco Corp.                                              23,644
--------------------------------------------------------------------------------
                                                                         50,889
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.3%
--------------------------------------------------------------------------------
    2,391,000   Leggett & Platt, Inc.                                    49,852
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 1.7%
--------------------------------------------------------------------------------
    1,840,100   General Dynamics Corp.                                  145,607
--------------------------------------------------------------------------------
    1,050,000   L-3 Communications
                 Holdings, Inc.(1)                                       49,350
--------------------------------------------------------------------------------
      580,000   Lockheed Martin Corp.                                    33,582
--------------------------------------------------------------------------------
      961,200   Northrop Grumman Corp.                                   99,129
--------------------------------------------------------------------------------
                                                                        327,668
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 3.6%
--------------------------------------------------------------------------------
    4,018,000   Costco Companies, Inc.(1)                               136,331
--------------------------------------------------------------------------------
      325,000   Family Dollar Stores, Inc.                               10,007
--------------------------------------------------------------------------------
      350,000   Kohl's Corp.(1)                                          20,458
--------------------------------------------------------------------------------
    2,488,000   Target Corp.                                             74,939
--------------------------------------------------------------------------------
    8,662,600   Wal-Mart Stores, Inc.                                   463,881
--------------------------------------------------------------------------------
                                                                        705,616
--------------------------------------------------------------------------------
DRUGS -- 12.9%
--------------------------------------------------------------------------------
    6,998,000   Abbott Laboratories                                     293,006
--------------------------------------------------------------------------------
    2,383,000   Eli Lilly and Company                                   132,257
--------------------------------------------------------------------------------
      100,000   Forest Laboratories, Inc. Cl A(1)                         9,799
--------------------------------------------------------------------------------
    8,611,000   Johnson & Johnson                                       505,896
--------------------------------------------------------------------------------
    5,025,000   Merck & Co., Inc.                                       272,556
--------------------------------------------------------------------------------
   26,675,275   Pfizer, Inc.                                            847,474
--------------------------------------------------------------------------------
    3,979,500   Pharmacia Corp.                                         171,119
--------------------------------------------------------------------------------
    2,475,145   Teva Pharmaceutical
                Industries Ltd. ADR                                     191,638
--------------------------------------------------------------------------------
    3,070,000   Wyeth                                                   102,845
--------------------------------------------------------------------------------
                                                                      2,526,590
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
    2,950,000   Nokia Corp. Cl A ADR                                     49,029
--------------------------------------------------------------------------------
    2,524,200   QUALCOMM Inc.(1)                                         87,110
--------------------------------------------------------------------------------
                                                                        136,139
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ultra - Schedule of Investments

OCTOBER 31, 2002

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 3.8%
--------------------------------------------------------------------------------
      445,000    Anadarko Petroleum Corp.                          $     19,820
--------------------------------------------------------------------------------
    2,350,500    Apache Corp.                                           127,068
--------------------------------------------------------------------------------
    1,810,000    Burlington Resources, Inc.                              74,572
--------------------------------------------------------------------------------
    1,551,230    Devon Energy Corporation                                78,337
--------------------------------------------------------------------------------
      921,000    EnCana Corp.                                            26,801
--------------------------------------------------------------------------------
    2,601,227    EOG Resources Inc.                                      96,323
--------------------------------------------------------------------------------
    8,043,000    Exxon Mobil Corp.                                      270,728
--------------------------------------------------------------------------------
    1,388,000    Ocean Energy, Inc.                                      25,858
--------------------------------------------------------------------------------
    1,332,000    XTO Energy Inc.                                         32,035
--------------------------------------------------------------------------------
                                                                        751,542
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.3%
-------------------------------------------------------------------------------
    1,175,000    Carnival Corporation Cl A                               30,691
--------------------------------------------------------------------------------
    4,993,500    Viacom, Inc. Cl B(1)                                   222,760
--------------------------------------------------------------------------------
                                                                        253,451
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.6%
-------------------------------------------------------------------------------
    5,508,477    Waste Management, Inc.                                 126,805
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.4%
-------------------------------------------------------------------------------
    1,433,000    American Express Co.                                    52,118
--------------------------------------------------------------------------------
    1,135,000    Block (H & R), Inc.                                     50,371
--------------------------------------------------------------------------------
    2,046,600    Fannie Mae                                             136,836
--------------------------------------------------------------------------------
    1,455,500    Freddie Mac                                             89,630
--------------------------------------------------------------------------------
   19,741,500    General Electric Co.                                   498,473
--------------------------------------------------------------------------------
    1,960,000    MBIA Inc.                                               85,554
--------------------------------------------------------------------------------
    4,470,000    MBNA Corp.                                              90,786
--------------------------------------------------------------------------------
      565,000    SLM Corporation                                         58,048
--------------------------------------------------------------------------------
                                                                      1,061,816
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 3.6%
-------------------------------------------------------------------------------
    5,229,000    Coca-Cola Company (The)                                243,043
--------------------------------------------------------------------------------
      485,000    Dean Foods Co.(1)                                       18,183
--------------------------------------------------------------------------------
    2,277,000    Kraft Foods Inc.                                        89,942
--------------------------------------------------------------------------------
      960,000    McCormick & Company,
                 Incorporated                                            21,350
--------------------------------------------------------------------------------
    5,106,000    PepsiCo, Inc.                                          225,175
--------------------------------------------------------------------------------
    2,275,000    SYSCO Corp.                                             72,072
--------------------------------------------------------------------------------
      475,000    Unilever N.V. New York Shares                           30,405
--------------------------------------------------------------------------------
                                                                        700,170
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.6%
-------------------------------------------------------------------------------
    2,180,000    Emerson Electric Co.                                   105,033
--------------------------------------------------------------------------------
      296,500    United Technologies Corp.                               18,285
--------------------------------------------------------------------------------
                                                                        123,318
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                      Value
-------------------------------------------------------------------------------
HOME PRODUCTS -- 3.1%
-------------------------------------------------------------------------------
      200,000   Alberto-Culver Company Cl B                        $     10,324
--------------------------------------------------------------------------------
    1,375,000   Avon Products, Inc.                                      66,674
--------------------------------------------------------------------------------
    1,003,000   Clorox Company                                           45,065
--------------------------------------------------------------------------------
      965,000   Fortune Brands, Inc.                                     48,308
--------------------------------------------------------------------------------
    2,825,000   Gillette Company                                         84,410
--------------------------------------------------------------------------------
      925,000   Newell Rubbermaid Inc.                                   29,989
--------------------------------------------------------------------------------
    3,630,000   Procter & Gamble Co. (The)                              321,073
--------------------------------------------------------------------------------
                                                                        605,843
--------------------------------------------------------------------------------
HOTELS -- 0.4%
-------------------------------------------------------------------------------
    2,417,900   Cendant Corporation(1)                                   27,806
--------------------------------------------------------------------------------
    1,340,000   Harrah's Entertainment, Inc.(1)                          56,280
--------------------------------------------------------------------------------
                                                                         84,086
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.9%
-------------------------------------------------------------------------------
    1,355,000   American Standard
                 Companies Inc.(1)                                       90,379
--------------------------------------------------------------------------------
   18,935,000   Tyco International Ltd.                                 273,800
--------------------------------------------------------------------------------
                                                                        364,179
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.1%
-------------------------------------------------------------------------------
      600,000   Manpower Inc.                                            20,460
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 4.6%
-------------------------------------------------------------------------------
    2,170,500   Accenture Ltd. Cl A(1)                                   36,638
--------------------------------------------------------------------------------
    2,000,000   Affiliated Computer
                 Services Inc.(1)                                        92,100
--------------------------------------------------------------------------------
    2,785,000   Automatic Data Processing, Inc.                         118,446
--------------------------------------------------------------------------------
    7,008,842   Concord EFS, Inc.(1)                                    100,156
--------------------------------------------------------------------------------
    2,277,415   DST Systems, Inc.(1)                                     70,031
--------------------------------------------------------------------------------
      980,000   Dun & Bradstreet Corp. (The)(1)                          35,819
--------------------------------------------------------------------------------
      735,000   Factset Research Systems Inc.                            20,102
--------------------------------------------------------------------------------
    3,827,502   First Data Corp.                                        133,733
--------------------------------------------------------------------------------
      665,000   Moody's Corp.                                            31,322
--------------------------------------------------------------------------------
    5,635,000   Paychex, Inc.                                           162,456
--------------------------------------------------------------------------------
      530,479   Sabre Holdings Corp.(1)                                  10,175
--------------------------------------------------------------------------------
    4,166,288   SunGard Data Systems Inc.(1)                             92,367
--------------------------------------------------------------------------------
                                                                        903,345
--------------------------------------------------------------------------------
INTERNET -- 0.3%
-------------------------------------------------------------------------------
      932,000   Expedia, Inc.                                            62,957
--------------------------------------------------------------------------------
LEISURE -- 0.8%
-------------------------------------------------------------------------------
      150,000   International Game Technology(1)                         11,282
--------------------------------------------------------------------------------
    4,715,000   Mattel, Inc.                                             86,567
--------------------------------------------------------------------------------
      830,065   Polaris Industries Inc.                                  52,286
--------------------------------------------------------------------------------
                                                                        150,135
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         9

Ultra - Schedule of Investments

OCTOBER 31, 2002

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.4%
--------------------------------------------------------------------------------
      180,000   AETNA Inc.                                         $      7,254
--------------------------------------------------------------------------------
    1,836,300   Ambac Financial Group, Inc.                             113,483
--------------------------------------------------------------------------------
    2,325,000   Marsh & McLennan Companies, Inc.                        108,601
--------------------------------------------------------------------------------
    2,080,100   MetLife, Inc.                                            49,673
--------------------------------------------------------------------------------
                                                                        279,011
--------------------------------------------------------------------------------
MEDIA -- 4.0%
--------------------------------------------------------------------------------
   14,193,757   AOL Time Warner Inc.(1)                                 209,358
--------------------------------------------------------------------------------
    1,339,000   Clear Channel
                Communications, Inc.(1)                                  49,610
--------------------------------------------------------------------------------
    1,227,700   Comcast Corp. Cl A(1)                                    28,243
--------------------------------------------------------------------------------
    5,645,000   Disney (Walt) Co.                                        94,272
--------------------------------------------------------------------------------
      970,000   Fox Entertainment Group,
                Inc. Cl A(1)                                             23,678
--------------------------------------------------------------------------------
   20,950,800   Liberty Media
                Corporation Cl A(1)                                     173,263
--------------------------------------------------------------------------------
    1,394,000   Omnicom Group Inc.                                       80,336
--------------------------------------------------------------------------------
    5,139,000   USA Interactive(1)                                      130,299
--------------------------------------------------------------------------------
                                                                        789,059
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 3.6%
--------------------------------------------------------------------------------
    4,285,200   Alcon, Inc.(1)                                          175,779
--------------------------------------------------------------------------------
    1,655,000   Biomet Inc.                                              48,765
--------------------------------------------------------------------------------
    2,294,000   Boston Scientific Corp.(1)                               86,323
--------------------------------------------------------------------------------
    1,110,000   Edwards Lifesciences Corporation(1)                      28,516
--------------------------------------------------------------------------------
      995,000   Guidant Corp.(1)                                         29,422
--------------------------------------------------------------------------------
    5,963,400   Medtronic, Inc.                                         267,159
--------------------------------------------------------------------------------
    1,260,000   St. Jude Medical, Inc.(1)                                44,869
--------------------------------------------------------------------------------
      430,000   Varian Medical Systems, Inc.(1)                          20,735
--------------------------------------------------------------------------------
      250,000   Zimmer Holdings Inc.(1)                                  10,305
--------------------------------------------------------------------------------
                                                                        711,873
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 3.0%
--------------------------------------------------------------------------------
      770,000   AmerisourceBergen Corp.                                  54,786
--------------------------------------------------------------------------------
    1,975,000   Cardinal Health, Inc.                                   136,690
--------------------------------------------------------------------------------
    3,285,000   HCA Inc.                                                142,865
--------------------------------------------------------------------------------
    1,100,000   Health Management
                Associates, Inc.(1)                                      21,032
--------------------------------------------------------------------------------
      902,500   Tenet Healthcare Corp.(1)                                25,947
--------------------------------------------------------------------------------
    1,071,000   UnitedHealth Group Incorporated                          97,407
--------------------------------------------------------------------------------
    1,076,000   Universal Health Services,
                Inc. Cl B(1)                                             52,164
--------------------------------------------------------------------------------
      733,000   Wellpoint Health
                Networks Inc.(1)                                         55,129
--------------------------------------------------------------------------------
                                                                        586,020
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.4%
--------------------------------------------------------------------------------
      637,242   Harley-Davidson, Inc.                                    33,327
--------------------------------------------------------------------------------
      240,000   Johnson Controls, Inc.                                   18,720
--------------------------------------------------------------------------------
      310,000   Oshkosh Truck Corp.                                      17,655
--------------------------------------------------------------------------------
                                                                         69,702
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                      Value
--------------------------------------------------------------------------------
OIL REFINING -- 0.1%
--------------------------------------------------------------------------------
      356,659  Valero Energy Corp.                                 $     12,558
--------------------------------------------------------------------------------
OIL SERVICES -- 2.2%
--------------------------------------------------------------------------------
    1,956,000  Baker Hughes Inc.                                         56,822
--------------------------------------------------------------------------------
    2,030,000  BJ Services Co.(1)                                        61,570
--------------------------------------------------------------------------------
      445,000  Cooper Cameron Corp.(1)                                   20,746
--------------------------------------------------------------------------------
    2,130,000  ENSCO International Inc.                                  57,595
--------------------------------------------------------------------------------
    1,560,000  Nabors Industries Ltd.(1)                                 54,553
--------------------------------------------------------------------------------
    1,080,000  Noble Corp.(1)                                            34,906
--------------------------------------------------------------------------------
    1,824,077  Patterson-UTI Energy Inc.(1)                              52,761
--------------------------------------------------------------------------------
      912,736  Rowan Companies, Inc.                                     18,611
--------------------------------------------------------------------------------
    1,633,000  Transocean Sedco Forex, Inc.                              35,893
--------------------------------------------------------------------------------
      955,000  Weatherford International Ltd.(1)                         38,238
--------------------------------------------------------------------------------
                                                                        431,695
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 7.2%
--------------------------------------------------------------------------------
    3,060,000  Allstate Corp.                                           121,727
--------------------------------------------------------------------------------
   11,171,571  American International Group, Inc.                       698,783
--------------------------------------------------------------------------------
        4,601  Berkshire Hathaway Inc. Cl A(1)                          341,348
--------------------------------------------------------------------------------
       80,870  Berkshire Hathaway Inc. Cl B(1)                          198,940
--------------------------------------------------------------------------------
    1,292,750  Fidelity National Financial, Inc.                         39,041
--------------------------------------------------------------------------------
      375,000  Leucadia National Corporation                             14,066
--------------------------------------------------------------------------------
                                                                      1,413,905
--------------------------------------------------------------------------------
PUBLISHING -- 1.3%
--------------------------------------------------------------------------------
    1,526,000  Gannett Co., Inc.                                        115,869
--------------------------------------------------------------------------------
    1,590,000  McGraw-Hill Companies, Inc. (The)                        102,555
--------------------------------------------------------------------------------
      400,000  New York Times Co. (The) Cl A                             19,364
--------------------------------------------------------------------------------
      225,000  Scholastic Corp.(1)                                        9,929
--------------------------------------------------------------------------------
                                                                        247,717
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
--------------------------------------------------------------------------------
    3,293,145  Host Marriott Corp.(1)                                    27,004
--------------------------------------------------------------------------------
RESTAURANTS -- 2.1%
--------------------------------------------------------------------------------
    2,639,623  Applebee's International Inc.(2)                          62,810
--------------------------------------------------------------------------------
    2,101,279  Aramark Corp.(1)                                          44,337
--------------------------------------------------------------------------------
    1,753,000  Brinker International, Inc.(1)                            49,768
--------------------------------------------------------------------------------
      418,000  Cheesecake Factory Inc.(1)                                14,172
--------------------------------------------------------------------------------
    2,825,000  Outback Steakhouse, Inc.(1)                               96,191
--------------------------------------------------------------------------------
      875,000  Starbucks Corp.(1)                                        20,864
--------------------------------------------------------------------------------
    2,860,000  Wendy's International, Inc.                               90,605
--------------------------------------------------------------------------------
    1,474,000  Yum! Brands, Inc.(1)                                      33,209
--------------------------------------------------------------------------------
                                                                        411,956
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.7%
--------------------------------------------------------------------------------
    1,050,000  Affiliated Managers Group Inc.(1)(2)                      54,516
--------------------------------------------------------------------------------
      485,000  Bear Stearns Companies Inc. (The)                         29,609
--------------------------------------------------------------------------------
      394,000  Goldman Sachs Group, Inc. (The)                           28,210
--------------------------------------------------------------------------------
      540,000  Lehman Brothers Holdings Inc.                             28,766
--------------------------------------------------------------------------------
                                                                        141,101
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ultra - Schedule of Investments

OCTOBER 31, 2002

Shares                        ($ in Thousands)                       Value
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 1.7%
--------------------------------------------------------------------------------
    2,200,000  Applied Materials, Inc.(1)                          $     33,044
--------------------------------------------------------------------------------
   13,202,004  Intel Corp.                                              228,526
--------------------------------------------------------------------------------
      638,718  KLA-Tencor Corp.(1)                                       22,748
--------------------------------------------------------------------------------
    1,238,000  Microchip Technology Inc.(1)                              30,201
--------------------------------------------------------------------------------
    1,104,974  STMicroelectronics N.V.
               New York Shares                                           21,735
--------------------------------------------------------------------------------
                                                                        336,254
--------------------------------------------------------------------------------
SPECIALTY STORES -- 2.1%
--------------------------------------------------------------------------------
    2,160,000  AutoNation, Inc.(1)                                       22,918
--------------------------------------------------------------------------------
    9,569,000  Home Depot, Inc.                                         276,352
--------------------------------------------------------------------------------
      950,000  Lowe's Companies, Inc.                                    39,643
--------------------------------------------------------------------------------
      386,346  Rent-A-Center Inc.(1)                                     17,133
--------------------------------------------------------------------------------
      865,000  Tiffany & Co.                                             22,646
--------------------------------------------------------------------------------
      860,000  Walgreen Co.                                              29,025
--------------------------------------------------------------------------------
                                                                        407,717
--------------------------------------------------------------------------------
THRIFTS -- 1.6%
--------------------------------------------------------------------------------
    8,765,000  Washington Mutual, Inc.                                  313,436
--------------------------------------------------------------------------------
TOBACCO -- 0.7%
--------------------------------------------------------------------------------
    3,269,300  Philip Morris Companies Inc.                             133,224
--------------------------------------------------------------------------------

Shares                        ($ in Thousands)                      Value
--------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 0.2%
--------------------------------------------------------------------------------
      675,000  Expeditors International
               of Washington, Inc.                                 $     21,265
--------------------------------------------------------------------------------
      150,000  Roadway Corp.                                              6,017
--------------------------------------------------------------------------------
      175,000  Yellow Corp.                                               4,847
--------------------------------------------------------------------------------
                                                                         32,129
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.1%
--------------------------------------------------------------------------------
    1,145,000  UTStarcom Inc.(1)                                   $     19,562
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $16,848,810)                                                   19,093,100
================================================================================

TEMPORARY CASH INVESTMENTS -- 2.4%

Repurchase Agreement, Bank of America Securities,
LLC, (U.S. Treasury  obligations), in a joint trading
account at 1.83%, dated 10/31/02, due 11/1/02
(Delivery value $219,411)                                               219,400
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.82%, dated 10/31/02, due 11/1/02
(Delivery value $249,213)                                               249,200
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $468,600)                                                         468,600
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $17,317,410)                                                  $19,561,700
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Affiliated Company: represents ownership of at least 5% of the voting securities of the issuer and is, therefore, an affiliate as defined in the
    Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements
    for a summary of transactions for each issuer which is or was an affiliate at or during the year ended October 31, 2002.)

See Notes to Financial Statements.

                                                                         ------
                                                                         11

Vista - Performance

 TOTAL RETURNS AS OF OCTOBER 31, 2002
-----------------------------------------------------------------------------------------------------------
                                                                          RUSSELL MIDCAP     RUSSELL 2500
                                                             VISTA         GROWTH INDEX      GROWTH INDEX
-----------------------------------------------------------------------------------------------------------
 INVESTOR CLASS (INCEPTION 11/25/83)
-----------------------------------------------------------------------------------------------------------
   6 months(1)                                              -17.34%           -22.98%           -26.19%
-----------------------------------------------------------------------------------------------------------
   1 Year                                                   -12.90%           -17.61%           -20.64%
-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------
   3 Years                                                   -3.27%           -13.21%           -11.70%
-----------------------------------------------------------------------------------------------------------
   5 Years                                                    0.47%            -1.62%            -4.01%
-----------------------------------------------------------------------------------------------------------
   10 Years                                                   6.86%             7.43%             6.08%
-----------------------------------------------------------------------------------------------------------
   Life of Class                                              9.49%         12.26%(2)             --(3)
-----------------------------------------------------------------------------------------------------------
 ADVISOR CLASS (INCEPTION 10/2/96)
-----------------------------------------------------------------------------------------------------------
   6 months(1)                                              -17.49%           -22.98%           -26.19%
-----------------------------------------------------------------------------------------------------------
   1 Year                                                   -13.11%           -17.61%           -20.64%
-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------
   3 Years                                                   -3.53%           -13.21%           -11.70%
-----------------------------------------------------------------------------------------------------------
   5 Years                                                    0.23%            -1.62%            -4.01%
-----------------------------------------------------------------------------------------------------------
   Life of Class                                             -1.00%          2.08%(4)         -0.67%(4)
-----------------------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS (INCEPTION 11/14/96)
-----------------------------------------------------------------------------------------------------------
   6 months(1)                                              -17.27%           -22.98%           -26.19%
-----------------------------------------------------------------------------------------------------------
   1 Year                                                   -12.71%           -17.61%           -20.64%
-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------
   3 Years                                                   -3.09%           -13.21%           -11.70%
-----------------------------------------------------------------------------------------------------------
   5 Years                                                    0.67%            -1.62%            -4.01%
-----------------------------------------------------------------------------------------------------------
   Life of Class                                              0.59%          2.34%(5)         -0.12%(5)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                            VISTA           VISTA         RUSSELL MIDCAP     RUSSELL 2500
                                          (NO CDSC*)      (WITH CDSC)      GROWTH INDEX      GROWTH INDEX
-----------------------------------------------------------------------------------------------------------
C CLASS (INCEPTION 7/18/01)
-----------------------------------------------------------------------------------------------------------
   6 months(1)                              -17.84%         -18.66%           -22.98%           -26.19%
-----------------------------------------------------------------------------------------------------------
   1 Year                                   -13.88%         -14.74%           -17.61%           -20.64%
-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------
   Life of Class                            -19.56%         -19.88%        -24.40%(6)        -25.99%(6)
-----------------------------------------------------------------------------------------------------------

*CDSC stands for "contingent deferred sales charge." Vista's CDSC is charged to investors if they redeem C Class shares within 18 months of purchase. The
SEC requires that mutual funds provide performance information net of the CDSC in all cases where the charge could be applied. Returns "with CDSC" reflect the deduction of the applicable CDSC imposed on shares redeemed within the reporting period.

(1) Returns for periods less than one year are not annualized.

(2) From 11/30/83, the date nearest the class's inception for which data are available.

(3) Benchmark began 1/1/86.

(4) From 10/3/96, the date nearest the class's inception for which data are available.

(5) From 10/31/96, the date nearest the class's inception for which data are available.

(6) From 7/31/01, the date nearest the class's inception for which data are available.

See pages 41, 43-46 for information about share classes, the indices, and returns.

                                                                    (continued)

------

Vista - Performance
GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made October 31, 1992

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended October 31
--------------------------------------------------------------------------------------------------------------------

                   1993     1994      1995      1996      1997      1998      1999      2000       2001         2002
--------------------------------------------------------------------------------------------------------------------
Vista             17.72%    4.16%    44.20%     6.96%     0.29%   -31.94%    66.24%    66.16%   -37.48%      -12.90%
--------------------------------------------------------------------------------------------------------------------
Russell
MidCap
Growth Index      18.60%    2.54%    24.24%    17.95%    24.61%     2.43%    37.66%    38.67%   -42.78%      -17.61%
--------------------------------------------------------------------------------------------------------------------
Russell
2500
Growth Index      23.98%    1.86%    23.46%    16.51%    21.85%   -13.85%    37.39%    29.71%   -33.11%      -20.64%
--------------------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for Vista.
Returns for the indices are provided for comparison. Vista's total returns include operating expenses (such as transaction costs and management fees)
that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares;
performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                         ------
                                                                         13

Vista - Performance Review

[photo of Glenn Fogle and David Rose]

A performance summary from Glenn Fogle  and David Rose, portfolio managers on the Vista investment team.

OUR RESULTS

Vista fell 12.90%* during the twelve months ending October 31, 2002, beating the
17.92% decline of the average mid-cap growth fund tracked by Lipper Inc. Vista's new benchmark, the Russell MidCap Growth Index, sank 17.61%.

In January, American Century's Investment Oversight Committee (IOC) approved the
Russell MidCap Growth Index as the new benchmark for Vista. The IOC made the change because the index's higher mid-cap weighting offered a better representation of the stocks that we consider for the Vista portfolio and provided a more accurate yardstick by which to measure Vista's performance.

AN UNFORGIVING MARKET

The last six months of Vista's fiscal year stood in stark contrast to the first six. In our April report, we noted that the economy's emergence from recession pushed the major indices and the portfolio into positive territory. Over the summer, however, conditions deteriorated. Corporate accounting scandals, threats of war, and data pointing to a stalling U.S. economy depressed equity markets worldwide. A litany of weak earnings reports and business outlooks raised more doubts about the economy's health. Then in August and September, plunging consumer confidence and weak retail sales threatened to topple the economy's critical prop of consumer spending.

The negative sentiment touched nearly every segment of the market. There were virtually no safe havens for investors; both growth and value issues, from large to small, posted declines. In this environment, we adhered to our disciplined, bottom-up approach to finding mid-sized companies possessing strong fundamental data supporting sustainable earnings and revenue acceleration. We believe
Vista's performance compared to its benchmark demonstrated the merit of our approach.

DODGING THE BEAR

Even though investors became worried that consumer spending was weakening, our holdings in companies that make and sell consumer products generated positive returns. This included food and beverage manufacturers, which generally are less affected by economic

PORTFOLIO AT A GLANCE
                                                AS OF 10/31/02
-----------------------------------------------------------------------------
Net Assets                                       $1.0 billion
-----------------------------------------------------------------------------
                                        10/31/02              10/31/01
-----------------------------------------------------------------------------
No. of Equity Securities                   81                    76
-----------------------------------------------------------------------------
P/E Ratio                                 28.9                  26.7
-----------------------------------------------------------------------------
Median Market                             $2.3                  $2.4
Capitalization                           billion               billion
-----------------------------------------------------------------------------
Weighted Average                          $5.2                  $7.1
Market Capitalization                    billion               billion
-----------------------------------------------------------------------------
Portfolio Turnover                        293%                  290%
-----------------------------------------------------------------------------
Expense Ratio
(for Investor Class)                      1.00%                 1.00%
-----------------------------------------------------------------------------

*All fund returns referenced in this review are for Investor Class shares.

Investment terms are defined in the Glossary.                     (continued)

------

Vista - Performance Review

cycles. The strength of the consumer also was reflected in the performance of our investments in more cyclical companies, including retailers specializing in such niche product lines as pet care, electronics, auto parts, and home decor.

The for-profit higher education industry was another area that thrived despite the ailing economy. Enrollment growth at these schools has risen as more adults have gone back to school to earn degrees or acquire new technical skills to give them an advantage in an increasingly competitive marketplace. Our positions in companies such as Apollo Group, which specializes in tailoring programs for working adults, benefited from this trend.

Our investment process also helped us find success in industries that are sometimes overlooked by growth managers. For example, our top performer was
AGCO, a farm-equipment maker. Its stock rose sharply thanks to improving earnings and effective cost controls. Furthermore, the company forged an alliance with Caterpillar that broadened AGCO's lineup and distribution of products. These moves support the potential for earnings and revenue acceleration and position the company for the anticipated rebound in farm-equipment spending.

 TOP FIVE INDUSTRIES
                                              % OF FUND INVESTMENTS
-----------------------------------------------------------------------------
                                          AS OF                 AS OF
                                        10/31/02               4/30/02
-----------------------------------------------------------------------------
Medical Providers
& Services                               16.0%                 15.6%
-----------------------------------------------------------------------------
Medical Products
& Supplies                                8.3%                  0.2%
-----------------------------------------------------------------------------
Media                                     8.0%                  0.6%
-----------------------------------------------------------------------------
Information Services                      7.7%                  3.3%
-----------------------------------------------------------------------------
Specialty Stores                          7.4%                  6.0%
-----------------------------------------------------------------------------

 TOP TEN HOLDINGS
                                              % OF FUND INVESTMENTS
-----------------------------------------------------------------------------
                                          AS OF                 AS OF
                                        10/31/02               4/30/02
-----------------------------------------------------------------------------
Quest Diagnostics Inc.                    3.7%                  2.1%
-----------------------------------------------------------------------------
Kohl's Corp.                              3.5%                   --
-----------------------------------------------------------------------------
Progressive Corp.                         3.2%                  3.6%
-----------------------------------------------------------------------------
Affiliated Computer
Services Inc.                             3.1%                   --
-----------------------------------------------------------------------------
AGCO Corp.                                3.1%                  2.8%
-----------------------------------------------------------------------------
Wellpoint Health
Networks Inc.                             2.9%                  2.3%
-----------------------------------------------------------------------------
International Game
Technology                                2.6%                   --
-----------------------------------------------------------------------------
Annaly Mortgage
Management, Inc.                          2.6%                  2.1%
-----------------------------------------------------------------------------
Cooper Companies, Inc.                    2.4%                   --
-----------------------------------------------------------------------------

Renaissancere
Holdings Ltd.                             2.4%                  0.8%
-----------------------------------------------------------------------------

TROUBLED TECH

In a bear market, success often results from what you don't own, and we were well served by our company-by-company process that steered us away from the technology sector, particularly the semiconductor industry. However, the mid-summer slump in corporate spending affected even businesses that appeared positioned to weather the slowdown. F5 Networks, which helps companies manage and optimize Internet sites, was hurt by the downturn and we  sold our position in the company.

We also encountered headwinds in the software industry. Video game shares were defying the tech storm until a software publisher blamed its weaker-than-expected revenues on disappointing sales of Xbox and GameCube game consoles. The announcement caused investors to question the growth prospects of game makers, which

                                                                    (continued)

                                                                         ------
                                                                         15

Vista - Performance Review

battered our position in Activision even though overall video games sales were strong through the fall.

An area in the tech sector that served us well throughout most of the year was the defense and aerospace industry. Shares of defense contractors rose as the government stepped up procurement spending, a result of the largest military budget increase in nearly 20 years.

MIXED RESULTS FROM HEALTH CARE

During difficult times, investors seeking safe havens frequently are drawn to the steady earnings of health care businesses. But this time around, the sector encountered profit-takers and reports of lower-than-expected growth. Laboratory
Corp. of America was a victim of the latter and we sold our holdings in the company. The country's second-largest provider of lab services warned of slowing revenue and earnings growth due to a decline in its diagnostic-testing business.
Additionally, biotechnology companies dealt with profitability concerns due to setbacks in the FDA drug approval process.

On the positive side, we found that consolidation among health care providers had boosted their pricing power, and the portfolio profited from investments in hospitals and managed care companies. A prime example was Wellpoint Health
Networks, a managed care provider whose expense management and pricing strategy produced record earnings growth.

TYPES OF INVESTMENTS IN PORTFOLIO

                                          AS OF                 AS OF
                                        10/31/02               4/30/02
----------------------------------------------------------------------------
U.S. Common Stocks
& Warrants                               93.8%                 92.1%
----------------------------------------------------------------------------
Foreign Stocks                            3.4%                  4.4%
----------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.2%                 96.5%
----------------------------------------------------------------------------
Temporary
Cash Investments                          2.8%                  3.5%
----------------------------------------------------------------------------

STAYING THE COURSE

The stock market is facing its first three-year losing streak since World War
II. While we are encouraged by the resilience the market demonstrated after coming off five-year lows in early October, the risks of being caught in another downdraft remain. Regardless of how long it takes for the market to gain some traction, we will adhere to our longstanding investment discipline. We continue to search for opportunities among mid-sized companies that are growing their businesses at accelerating rates, and we try to buy them at times when the market is becoming increasingly optimistic about their prospects. This process balances a review of the fundamental strengths of a company with analysis of how the market is reacting to the information. We believe this approach will position Vista for long term outperformance.

Investment terms are defined in the Glossary.

------

Vista - Schedule of Investments

OCTOBER 31, 2002

Shares                        ($ in Thousands)                        Value
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.2%

ALCOHOL -- 0.5%
-------------------------------------------------------------------------------
       79,600  Adolph Coors Company Cl B                         $       5,451
-------------------------------------------------------------------------------
CLOTHING STORES -- 2.6%
-------------------------------------------------------------------------------
      415,000  Abercrombie & Fitch Co. Cl A(1)                           7,395
-------------------------------------------------------------------------------
      550,000  American Eagle Outfitters, Inc.(1)                        7,987
-------------------------------------------------------------------------------
      255,200  AnnTaylor Stores Corp.(1)                                 5,979
-------------------------------------------------------------------------------
      275,000  Hot Topic, Inc.(1)                                        5,361
-------------------------------------------------------------------------------
                                                                        26,722
-------------------------------------------------------------------------------
COMPUTER HARDWARE
& BUSINESS MACHINES -- 2.2%
-------------------------------------------------------------------------------
      400,000  American Power Conversion Corp.(1)                        5,170
-------------------------------------------------------------------------------
      300,000  Emulex Corp.(1)                                           5,385
-------------------------------------------------------------------------------
      185,000  Qlogic Corp.(1)                                           6,438
-------------------------------------------------------------------------------
       87,500  Zebra Technologies Corp. Cl A(1)                          5,383
-------------------------------------------------------------------------------
                                                                        22,376
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 5.3%
-------------------------------------------------------------------------------
      700,000  Activision, Inc.(1)                                      14,329
-------------------------------------------------------------------------------
      330,000  Electronic Arts Inc.(1)                                  21,488
-------------------------------------------------------------------------------
      735,000  Take-Two Interactive Software(1)                         18,915
-------------------------------------------------------------------------------
                                                                        54,732
-------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 1.0%
-------------------------------------------------------------------------------
      175,000  Alliant Techsystems Inc.(1)                              10,526
-------------------------------------------------------------------------------
DEPARTMENT STORES -- 3.5%
-------------------------------------------------------------------------------
      620,000  Kohl's Corp.(1)                                          36,239
-------------------------------------------------------------------------------
DRUGS -- 2.3%
-------------------------------------------------------------------------------
      190,000  Forest Laboratories, Inc. Cl A(1)                        18,618
-------------------------------------------------------------------------------
       66,500  Teva Pharmaceutical Industries
               Ltd. ADR                                                  5,149
-------------------------------------------------------------------------------
                                                                        23,767
-------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.5%
-------------------------------------------------------------------------------
      230,000  XTO Energy Inc.                                           5,532
-------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.5%
-------------------------------------------------------------------------------
      145,000  Stericycle, Inc.(1)                                       4,827
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.2%
-------------------------------------------------------------------------------
      900,000  New Century Financial Corp.                              18,959
-------------------------------------------------------------------------------
      220,154  W Holding Company, Inc.                                   3,912
-------------------------------------------------------------------------------
                                                                        22,871
-------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.0%
-------------------------------------------------------------------------------
      552,400  Performance Food Group Co.(1)                            20,505
-------------------------------------------------------------------------------
GROCERY STORES -- 0.5%
-------------------------------------------------------------------------------
      115,229  Whole Foods Market, Inc.(1)                               5,378
-------------------------------------------------------------------------------

Shares                        ($ in Thousands)                        Value
-------------------------------------------------------------------------------
HEAVY MACHINERY -- 3.1%
-------------------------------------------------------------------------------
    1,250,000  AGCO Corp.(1)                                      $     31,750
-------------------------------------------------------------------------------
HOTELS -- 2.2%
-------------------------------------------------------------------------------
      249,600  Mandalay Resort Group(1)                                  7,061
-------------------------------------------------------------------------------
      151,900  MGM Mirage(1)                                             4,724
-------------------------------------------------------------------------------
      605,000  Station Casinos, Inc.(1)                                 10,884
-------------------------------------------------------------------------------
                                                                        22,669
-------------------------------------------------------------------------------
INFORMATION SERVICES -- 7.7%
-------------------------------------------------------------------------------
      700,000  Affiliated Computer Services Inc.(1)                     32,235
-------------------------------------------------------------------------------
      500,000  Apollo Group Inc. Cl A(1)                                20,748
-------------------------------------------------------------------------------
      132,000  CACI International Inc.(1)                                5,400
-------------------------------------------------------------------------------
      115,500  Career Education Corp.(1)                                 4,634
-------------------------------------------------------------------------------
      340,000  Corinthian Colleges, Inc.(1)                             12,903
-------------------------------------------------------------------------------
      116,459  Pec Solutions Inc.(1)                                     4,038
-------------------------------------------------------------------------------
                                                                        79,958
-------------------------------------------------------------------------------
INTERNET -- 0.5%
-------------------------------------------------------------------------------
       90,000  Hotels.com(1)                                             5,610
-------------------------------------------------------------------------------
LEISURE -- 2.6%
-------------------------------------------------------------------------------
      360,000  International Game Technology(1)                         27,076
-------------------------------------------------------------------------------
MEDIA -- 8.0%
-------------------------------------------------------------------------------
      413,600  Clear Channel
               Communications, Inc.(1)                                  15,324
-------------------------------------------------------------------------------
      555,000  Cumulus Media Inc.(1)                                     9,527
-------------------------------------------------------------------------------
      700,000  Emmis Communications
               Corp. Cl A(1)                                            15,278
-------------------------------------------------------------------------------
      340,000  Entercom Communications
               Corp.(1)                                                 16,734
-------------------------------------------------------------------------------
      193,287  Hearst-Argyle Television, Inc.(1)                         4,811
-------------------------------------------------------------------------------
           --  KDG Investments Limited Partnership
               (Acquired 7/7/00-5/15/01,
               Cost $20,000)(1)(2)                                       1,856
-------------------------------------------------------------------------------
      426,339  Sinclair Broadcast Group, Inc. Cl A(1)                    5,007
-------------------------------------------------------------------------------
      380,000  Westwood One, Inc.(1)                                    13,794
-------------------------------------------------------------------------------
                                                                        82,331
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 8.3%
-------------------------------------------------------------------------------
      600,000  Boston Scientific Corp.(1)                               22,578
-------------------------------------------------------------------------------
      475,073  Cooper Companies, Inc. (The)                             25,179
-------------------------------------------------------------------------------
      415,000  Dentsply International Inc.                              15,307
-------------------------------------------------------------------------------
      200,000  Henry Schein, Inc.(1)                                    10,036
-------------------------------------------------------------------------------
      220,000  Pharmaceutical Product
               Development, Inc.(1)                                      6,071
-------------------------------------------------------------------------------
      200,000  St. Jude Medical, Inc.(1)                                 7,122
-------------------------------------------------------------------------------
                                                                        86,293
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         17

Vista - Schedule of Investments

OCTOBER 31, 2002

Shares                        ($ in Thousands)                      Value
-------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 16.0%
-------------------------------------------------------------------------------
      400,000  AdvancePCS(1)                                      $     10,108
-------------------------------------------------------------------------------
       53,300  AmerisourceBergen Corp.                                   3,792
-------------------------------------------------------------------------------
    1,125,000  Caremark Rx Inc.(1)                                      19,913
-------------------------------------------------------------------------------
      240,000  Covance Inc.(1)                                           5,347
-------------------------------------------------------------------------------
      680,000  Coventry Health Care Inc.(1)                             22,753
-------------------------------------------------------------------------------
       85,000  Express Scripts, Inc. Cl A(1)                             4,603
-------------------------------------------------------------------------------
      390,453  First Health Group Corp.(1)                              10,113
-------------------------------------------------------------------------------
      600,000  Quest Diagnostics Inc.(1)                                38,298
-------------------------------------------------------------------------------
      589,793  Triad Hospitals Inc.(1)                                  21,527
-------------------------------------------------------------------------------
      400,613  Wellpoint Health Networks Inc.(1)                        30,130
-------------------------------------------------------------------------------
                                                                       166,584
-------------------------------------------------------------------------------
OIL REFINING -- 0.5%
-------------------------------------------------------------------------------
      150,000  Valero Energy Corp.                                       5,282
-------------------------------------------------------------------------------
OIL SERVICES -- 0.5%
-------------------------------------------------------------------------------
      175,000  ENSCO International Inc.                                  4,732
-------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE -- 5.6%
-------------------------------------------------------------------------------
      600,000  Progressive Corp.                                        33,000
-------------------------------------------------------------------------------
      600,000  Renaissancere Holdings Ltd.                              24,600
-------------------------------------------------------------------------------
                                                                        57,600
-------------------------------------------------------------------------------
PUBLISHING -- 2.3%
-------------------------------------------------------------------------------
      223,600  Belo Corp. Cl A                                           5,165
-------------------------------------------------------------------------------
      132,500  Meredith Corp.                                            6,035
-------------------------------------------------------------------------------
      170,000  Tribune Co.                                               8,169
-------------------------------------------------------------------------------
        6,000  Washington Post Co. (The)                                 4,367
-------------------------------------------------------------------------------
                                                                        23,736
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.6%
-------------------------------------------------------------------------------
    1,538,827  Annaly Mortgage Management, Inc.                         26,976
-------------------------------------------------------------------------------
RESTAURANTS -- 0.7%
-------------------------------------------------------------------------------
       97,000  California Pizza Kitchen Inc.(1)                          2,573
-------------------------------------------------------------------------------
      220,211  Yum! Brands, Inc.(1)                                      4,961
-------------------------------------------------------------------------------
                                                                         7,534
-------------------------------------------------------------------------------

Shares                        ($ in Thousands)                      Value
-------------------------------------------------------------------------------

SPECIALTY STORES -- 7.4%
-------------------------------------------------------------------------------
      700,000  Big Lots Inc.(1)                                   $     11,620
-------------------------------------------------------------------------------
      301,400  Fred's, Inc.                                              8,236
-------------------------------------------------------------------------------
      680,085  Hollywood Entertainment Corp.(1)                         13,367
-------------------------------------------------------------------------------
      187,000  Michaels Stores, Inc.(1)                                  8,408
-------------------------------------------------------------------------------
      710,000  Movie Gallery, Inc.(1)                                   12,908
-------------------------------------------------------------------------------
    1,165,000  PETsMART, Inc.(1)                                        22,251
-------------------------------------------------------------------------------
                                                                        76,790
-------------------------------------------------------------------------------
TRUCKING, SHIPPING & AIR FREIGHT -- 3.9%
-------------------------------------------------------------------------------
      198,000  Arkansas Best Corporation(1)                              5,934
-------------------------------------------------------------------------------
      535,000  Heartland Express, Inc.(1)                               10,507
-------------------------------------------------------------------------------
      275,000  J.B. Hunt Transport Services, Inc.(1)                     7,604
-------------------------------------------------------------------------------
      174,000  Roadway Corp.                                             6,979
-------------------------------------------------------------------------------
      440,737  Werner Enterprises Inc.                                   9,011
-------------------------------------------------------------------------------
                                                                        40,035
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 2.2%
-------------------------------------------------------------------------------
    2,000,000  Nextel Communications, Inc.(1)                           22,580
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $959,674)                                                      1,006,462
===============================================================================

TEMPORARY CASH INVESTMENTS -- 2.8%

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(U.S. Treasury  obligations), in a joint trading
account at 1.80%, dated 10/31/02, due 11/1/02
(Delivery value $28,601)
(Cost $28,600)                                                          28,600
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $988,274)                                                     $1,035,062
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at October 31, 2002, was $1,856
    (in thousands), which represented 0.2% of net assets.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------
                                                                                     ULTRA               VISTA
ASSETS                                                                                     (In Thousands)
------------------------------------------------------------
Investment securities -- unaffiliated, at value
(cost of $17,206,263 and $988,274, respectively) (Note 8)                         $19,444,374          $1,035,062
------------------------------------------------------------
Investment securities - affiliated, at value
(cost of $111,147 for Ultra) (Notes 5 and 8)                                          117,326                  --
------------------------------------------------------------
Cash                                                                                       --                  48
------------------------------------------------------------
Collateral for securities loaned, at value (Note 6)                                   492,943                  --
------------------------------------------------------------
Receivable for investments sold                                                       524,292              62,368
------------------------------------------------------------
Receivable for capital shares sold                                                        295                  30
------------------------------------------------------------
Dividends, interest and other income receivable                                        15,093                  48
------------------------------------------------------------------------------------------------------------------
                                                                                   20,594,323           1,097,556
------------------------------------------------------------------------------------------------------------------
LIABILITIES                                                                                  (In Thousands)
------------------------------------------------------------
Disbursements in excess of demand deposit cash                                         23,669                  --
------------------------------------------------------------
Payable for securities loaned, at value (Note 6)                                      492,943                  --
------------------------------------------------------------
Payable for investments purchased                                                     496,557              81,715
------------------------------------------------------------
Accrued management fees (Note 2)                                                       16,000                 857
------------------------------------------------------------
Distribution fees payable (Note 2)                                                         81                   2
------------------------------------------------------------
Service fees payable (Note 2)                                                              81                   2
------------------------------------------------------------------------------------------------------------------
                                                                                    1,029,331              82,576
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $19,564,992          $1,014,980
==================================================================================================================
NET ASSETS CONSIST OF:                                                                     (In Thousands)
------------------------------------------------------------
Capital (par value and paid-in surplus)                                           $20,911,487          $1,470,599
------------------------------------------------------------
Undistributed net investment income                                                    55,091                  --
------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                                  (3,645,643)          (502,407)
------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies (Note 8)                                                      2,244,057              46,788
------------------------------------------------------------------------------------------------------------------
                                                                                  $19,564,992          $1,014,980
==================================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------------
Net assets                                                                    $18,616,206,064        $965,794,335
------------------------------------------------------------
Shares outstanding                                                                852,647,781          104,446,41
------------------------------------------------------------
Net asset value per share                                                              $21.83               $9.25
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------------
Net assets                                                                       $391,968,251          $11,332,85
------------------------------------------------------------
Shares outstanding                                                                 18,126,416           1,238,674
------------------------------------------------------------
Net asset value per share                                                              $21.62               $9.15
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------------
Net assets                                                                       $556,315,792          $37,742,56
------------------------------------------------------------
Shares outstanding                                                                 25,269,337           4,041,215
------------------------------------------------------------
Net asset value per share                                                              $22.02               $9.34
------------------------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------------
Net assets                                                                           $501,793            $109,806
------------------------------------------------------------
Shares outstanding                                                                     23,247              12,043
------------------------------------------------------------
Net asset value per share                                                              $21.59               $9.12
------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                         ------
                                                                         19

Statement of Operations

YEAR ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------
                                                                              ULTRA                VISTA
INVESTMENT INCOME (LOSS)                                                            (In Thousands)

INCOME:
---------------------------------------------------------
Dividends (includes $4,581 and $80, respectively,
from affiliates (Note 5) and net of foreign taxes
withheld of $1,326 and $18, respectively)                                 $    275,558         $     6,887
---------------------------------------------------------
Interest and other income                                                       26,040               1,014
------------------------------------------------------------------------------------------------------------
                                                                               301,598               7,901
------------------------------------------------------------------------------------------------------------

EXPENSES (Note 2):
---------------------------------------------------------
Management fees                                                                240,123              11,931
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                                                  1,114                  34
---------------------------------------------------------
  C Class                                                                            2                  --
---------------------------------------------------------
Service fees:
---------------------------------------------------------
  Advisor Class                                                                  1,114                  34
---------------------------------------------------------
  C Class                                                                            1                  --
---------------------------------------------------------
Directors' fees and expenses                                                       271                  13
------------------------------------------------------------------------------------------------------------
                                                                               242,625              12,012
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                    58,973              (4,111)
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)                                                 (In Thousands)

NET REALIZED GAIN (LOSS) ON:
---------------------------------------------------------
Investment transactions (includes $(68,077)
and $(1,825), respectively, from affiliates)
(Notes 3 and 5)                                                             (2,576,284)           (122,852)
---------------------------------------------------------
Foreign currency transactions                                                       (1)                171
------------------------------------------------------------------------------------------------------------
                                                                            (2,576,285)           (122,681)
------------------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------------------
Investments (Note 8)                                                          (526,167)            (25,207)
---------------------------------------------------------
Translation of assets and liabilities
in foreign currencies (Note 8)                                                      --                 (24)
------------------------------------------------------------------------------------------------------------
                                                                              (526,167)            (25,231)
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                            (3,102,452)            (147,912)
------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(3,043,479)           $(152,023)
=============================================================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

------

YEARS ENDED OCTOBER 31, 2002 AND OCTOBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                               ULTRA                               VISTA
----------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                             2002                2001               2002          2001

OPERATIONS                                                             (In Thousands)
--------------------------------------------
Net investment income (loss)                  $    58,973        $   (57,533)         $   (4,111)        $(5,331)
--------------------------------------------
Net realized loss                              (2,576,285)          (968,276)           (122,681)       (372,792)
--------------------------------------------
Change in net unrealized appreciation            (526,167)       (11,309,214)            (25,231)       (485,944)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                      (3,043,479)       (12,335,023)           (152,023)       (864,067)
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS                                          (In Thousands)
--------------------------------------------
From net realized gains:
--------------------------------------------
  Investor Class                                       --         (4,078,386)                 --        (601,661)
--------------------------------------------
  Advisor Class                                        --            (56,102)                 --          (5,937)
--------------------------------------------
  Institutional Class                                  --            (82,528)                 --         (14,665)
--------------------------------------------
  C Class                                              --                 --                  --              --
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions              --         (4,217,016)                 --        (622,263)
----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)                                    (In Thousands)

Net increase (decrease) in net assets
From capital share transactions                (2,982,124)         2,396,791            (114,538)        344,506
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                     (6,025,603)       (14,155,248)           (266,561)     (1,141,824)

NET ASSETS                                                             (In Thousands)

Beginning of period                            25,590,595         39,745,843           1,281,541       2,423,365
----------------------------------------------------------------------------------------------------------------------
End of period                                 $19,564,992        $25,590,595          $1,014,980      $1,281,541
======================================================================================================================

Accumulated undistributed net
investment income (loss)                          $55,091                 --                  --            $(24)
======================================================================================================================

See Notes to Financial Statements.

                                                                         ------
                                                                         21

Notes to Financial Statements

OCTOBER 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ultra Fund (Ultra) and Vista Fund
(Vista) (the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth by investing primarily in equity securities. Ultra generally invests in equity securities of larger companies, but may invest in companies of any size. Vista generally invests in companies that are medium-sized and smaller, but may invest in companies of any size. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

MULTIPLE CLASS --The funds are authorized to issue the following classes of shares: Investor Class, Advisor Class, Institutional Class and C Class. The
share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or, in the case of certain foreign securities, at the last reported sales price, depending on local convention or regulation. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Security lending income is recorded daily on  the accrual basis.

FUTURES CONTRACTS -- The funds may enter into stock index futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. There were no open futures contracts at October 31, 2002.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

                                                                    (continued)

------

Notes to Financial Statements

OCTOBER 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE  CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency  transactions. There were no open forward contracts at October 31, 2002.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES - The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month. The annual management fee for Vista is 1.00%, 0.75%, 0.80%, and 1.00% for the Investor,
Advisor, Institutional, and C Classes, respectively.

The annual management fee schedule for each class of shares of Ultra is as follows:

                            INVESTOR     ADVISOR   INSTITUTIONAL      C
                             CLASS        CLASS        CLASS        CLASS
----------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
----------------------------------------------------------------------------
First $20 billion           1.00%       0.75%         0.80%        1.00%
----------------------------------------------------------------------------
Over $20 billion            0.95%       0.70%         0.75%        0.95%
----------------------------------------------------------------------------

For the year ended October 31, 2002, the effective annual management fee for
Ultra was 0.99%, 0.74%, 0.79%, and 0.99% for the Investor, Advisor,
Institutional, and C Classes, respectively.

                                                                    (continued)

                                                                         ------
                                                                         23

Notes to Financial Statements

OCTOBER 31, 2002

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.75%, respectively, and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended October 31, 2002, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation 's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation 's transfer agent, American Century Services Corporation.

During the year ended October 31, 2002, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM (See Note 7). The funds have a securities lending agreement with JPMorgan Chase Bank (Chase) (See Note 6). Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
October 31, 2002,  were as follows:

                                                  ULTRA           VISTA
---------------------------------------------------------------------------
                                                     (In Thousands)
---------------------------------------------------------------------------
Purchases                                     $21,149,373      $3,400,760
---------------------------------------------------------------------------
Proceeds from sales                           $22,961,590      $3,351,509
---------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

OCTOBER 31, 2002

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                         ULTRA                                 VISTA
---------------------------------------------------------------------------------------------------------------------
                                               SHARES             AMOUNT              SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS                                                       (In Thousands)
---------------------------------------------------------------------------------------------------------------------
SHARES AUTHORIZED                             3,500,000                               800,000(1)
=====================================================================================================================
YEAR ENDED OCTOBER 31, 2002
---------------------------------------
Sold                                             92,545       $  2,336,463             25,893           $275,275
---------------------------------------
Redeemed                                       (218,852)        (5,400,681)           (36,565)          (386,828)
---------------------------------------------------------------------------------------------------------------------
Net decrease                                   (126,307)       $(3,064,218)           (10,672)         $(111,553)
=====================================================================================================================
YEAR ENDED OCTOBER 31, 2001
---------------------------------------
Sold                                            117,888         $3,566,712             49,805           $693,209
---------------------------------------
Issued in reinvestment of distributions         119,183          3,956,957             39,903            581,003
---------------------------------------
Redeemed                                       (185,929)        (5,444,912)           (70,832)          (965,579)
---------------------------------------------------------------------------------------------------------------------
Net increase                                     51,142         $2,078,757             18,876           $308,633
=====================================================================================================================
ADVISOR CLASS                                                        (In Thousands)
---------------------------------------------------------------------------------------------------------------------
SHARES AUTHORIZED                               300,000                               210,000
=====================================================================================================================
YEAR ENDED OCTOBER 31, 2002
---------------------------------------
Sold                                              6,651           $165,720              1,311            $14,026
---------------------------------------
Redeemed                                         (6,063)          (148,584)            (1,336)           (14,189)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                             588          $  17,136                (25)           $  (163)
=====================================================================================================================
YEAR ENDED OCTOBER 31, 2001
---------------------------------------
Sold                                              7,230           $216,407                779            $10,362
---------------------------------------
Issued in reinvestment of distributions           1,673             55,371                409              5,936
---------------------------------------
Redeemed                                         (4,006)          (116,602)              (835)           (10,799)
---------------------------------------------------------------------------------------------------------------------
Net increase                                      4,897           $155,176                353             $5,499
=====================================================================================================================
INSTITUTIONAL CLASS                                                  (In Thousands)
---------------------------------------------------------------------------------------------------------------------
SHARES AUTHORIZED                               200,000                                80,000
=====================================================================================================================
YEAR ENDED OCTOBER 31, 2002
---------------------------------------
Sold                                             11,571           $310,979              2,107            $22,418
---------------------------------------
Redeemed                                         (9,814)          (246,483)            (2,372)           (25,355)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                           1,757          $  64,496               (265)           $(2,937)
=====================================================================================================================
YEAR ENDED OCTOBER 31, 2001
---------------------------------------
Sold                                              8,580           $252,056              3,257            $45,260
---------------------------------------
Issued in reinvestment of distributions           2,465             82,121              1,002             14,665
---------------------------------------
Redeemed                                         (5,859)          (171,415)            (2,240)           (29,556)
---------------------------------------------------------------------------------------------------------------------
Net increase                                      5,186           $162,762              2,019            $30,369
=====================================================================================================================

(1) Increased from 710,000 shares (in thousands) authorized at October 31, 2001.

                                                                    (continued)

                                                                         ------
                                                                         25

Notes to Financial Statements

OCTOBER 31, 2002

4. CAPITAL SHARE TRANSACTIONS

(CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                         ULTRA                                 VISTA
---------------------------------------------------------------------------------------------------------------------
                                               SHARES             AMOUNT              SHARES
AMOUNT
---------------------------------------------------------------------------------------------------------------------
C CLASS                                                              (In Thousands)
---------------------------------------------------------------------------------------------------------------------
SHARES AUTHORIZED                              100,000                                100,000
======================================================================================================================
YEAR ENDED OCTOBER 31, 2002
---------------------------------------
Sold                                                24               $560                  12           $115
---------------------------------------
Redeemed                                            (5)               (98)                 --             --
---------------------------------------------------------------------------------------------------------------------
Net increase                                        19               $462                  12           $115
======================================================================================================================
PERIOD ENDED OCTOBER 31, 2001(2)
---------------------------------------
Sold                                                 4                $96                  --             $5
=======================================================================================================================

(2) October 29, 2001 through October 31, 2001, for Ultra. July 18, 2001 through October 31, 2001, for Vista.

5. AFFILIATED COMPANY TRANSACTIONS

An affiliated company represents ownership of at least 5% of the voting securities of the issuer and is, therefore, an affiliate as defined in the 1940
Act. A summary of transactions for each issuer which is or was an affiliate at or during the year ended October 31, 2002 follows:

----------------------------------------------------------------------------------------------------------------------
                         SHARE BALANCE   PURCHASE       SALES     REALIZED     DIVIDEND          OCTOBER 31, 2002
ISSUER                     10/31/01        COST         COST     GAIN (LOSS)    INCOME     SHARE BALANCE  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
ULTRA                                                         ($ In Thousands)
----------------------------------------------------------------------------------------------------------------------
Affiliated
Managers
Group Inc.(1)                500,000     $ 31,279   $       --    $     --      $   --     1,050,000         $54,516
-------------------------
Applebee's
International Inc.         2,624,749           --       25,660       3,675         168     2,639,623(2)       62,810
-------------------------
Black Box
Corporation(1)(3)          1,935,000           --      112,086     (48,419)         --            --              --
-------------------------
Buca, Inc.(1)(3)                  --       19,239       19,239     (11,973)         --            --              --
-------------------------
Dean Foods Co.(1)(3)(4)    1,465,127       40,815      104,294      10,964          --       485,000(2)       18,183
-------------------------
ENSCO International
Inc.(3)                    6,570,000       33,724      111,118      54,390         512     2,130,000          57,595
-------------------------
Liz Claiborne, Inc.(3)     2,885,000        8,484      111,628       7,994       1,362     1,650,000(2)       49,038
-------------------------
Nautilus Group
Inc.(1)(3)(5)              2,895,000        5,277       79,685     (19,672)         --            --              --
-------------------------
Rent-A-Center Inc.(1)(3)   1,995,000           --       72,825      (6,083)         --       386,346          17,133
-------------------------
Rowan Companies, Inc.(3)   5,570,000        7,620       79,985      32,271       1,146       912,736          18,611
-------------------------
Sealed Air Corp.(1)(3)     4,050,000           --      158,783     (98,428)         --            --              --
-------------------------
Tidewater Inc.(3)          3,625,000           --      109,171       7,206       1,393            --              --
-------------------------
United Stationers
Inc.(1)(3)                 1,580,000           --       46,071          (2)         --            --              --
----------------------------------------------------------------------------------------------------------------------
                                         $146,438   $1,030,545    $(68,077)     $4,581                      $277,886
======================================================================================================================

---------------------------------------------------------------------------------------------------------------------
                         SHARE BALANCE   PURCHASE       SALES     REALIZED     DIVIDEND          OCTOBER 31, 2002
ISSUER                     10/31/01        COST         COST     GAIN (LOSS)    INCOME     SHARE BALANCE  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
VISTA                                                         ($ In Thousands)
----------------------------------------------------------------------------------------------------------------------
New Century
Financial Corp.(3)                --      $27,364       $6,927     $(1,825)        $80       900,000         $18,959
======================================================================================================================

(1) Non-income producing.

(2) Includes adjustments for shares received from a stock split and/or stock spinoff during the period.

(3) Issuer was not an affiliate at October 31, 2002.

(4) Formerly Suiza Foods Corp.

(5) Formerly Direct Focus Inc.

                                                                    (continued)

------

Notes to Financial Statements

OCTOBER 31, 2002

6. SECURITIES LENDING

At October 31, 2002, securities in Ultra valued at $482,346,532 were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, U.S. Treasury or Government Agency securities and/or letters of credit for  the fund. The value of cash collateral received  at period end is disclosed in the Statement of  Assets and
Liabilities. The total value of all  collateral received, at this date, was
$492,991,137. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral  by the fund may be delayed or limited.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended October 31, 2002.

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended October 31, 2002 and October 31, 2001 were as follows:

                                       ULTRA                   VISTA
------------------------------------------------------------------------------
                                 2002        2001        2002        2001
------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM                         (In Thousands)
------------------------------------------------------------------------------
Ordinary income                $  --       $336,414     $  --     $141,658
------------------------------------------------------------------------------
Long-term capital gain         $  --     $3,880,602     $  --     $480,605
------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

                                                                    (continued)

                                                                         ------
                                                                         27

Notes to Financial Statements

OCTOBER 31, 2002

8. FEDERAL TAX INFORMATION (CONTINUED)

As of October 31, 2002, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                                         ULTRA         VISTA
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST           (In Thousands)
--------------------------------------------------------------------------------
Federal tax cost of investments                      $17,532,146     $998,000
================================================================================
Gross tax appreciation of investments                 $2,689,514      $81,135
---------------------------------------
Gross tax depreciation of investments                   (659,960)     (44,073)
--------------------------------------------------------------------------------
Net tax appreciation                                  $2,029,554      $37,062
================================================================================
Undistributed ordinary income                            $55,091           --
---------------------------------------
Accumulated capital losses                           $(3,430,907)   $(492,681)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010, for both funds.

------

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31
----------------------------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                                 2002           2001           2000           1999              1998
PER-SHARE DATA

Net Asset Value, Beginning of Period            $25.09         $41.45         $38.97         $31.06            $33.46
----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)                 0.06          (0.06)         (0.28)         (0.14)            (0.02)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (3.32)        (11.89)          4.14          11.17              4.70
----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations               (3.26)        (11.95)          3.86          11.03              4.68
----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                        --             --             --             --             (0.01)
------------------------------------------
  From Net Realized Gains                           --          (4.41)         (1.38)         (3.12)            (7.07)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                               --          (4.41)         (1.38)         (3.12)            (7.08)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $21.83         $25.09         $41.45         $38.97            $31.06
======================================================================================================================
  TOTAL RETURN(2)                               (12.99)%       (31.44)%         9.81%         37.94%            17.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                              0.99%          0.98%         0.99%          1.00%             1.00%
------------------------------------------
Ratio of Net Investment Income(Loss)
to Average Net Assets                              0.24%        (0.18)%       (0.64)%        (0.39)%           (0.08)%
------------------------------------------
Portfolio Turnover Rate                              92%            86%           62%            42%              128%
------------------------------------------
Net Assets, End of Period (in millions)          $18,616        $24,560       $38,461        $35,752          $25,396
----------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                         ------
                                                                         29

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                                                         ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------
                                                2002           2001           2000           1999          1998
PER-SHARE DATA

Net Asset Value, Beginning of Period           $24.92         $41.23         $38.80         $31.00        $33.36
--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Loss(1)                        --(2)         (0.13)         (0.40)         (0.23)         (0.11)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      (3.30)        (11.87)          4.21          11.15           4.73
--------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations             (3.30)        (12.00)          3.81          10.92           4.62
--------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                         --         (4.31)          (1.38)         (3.12)         (6.98)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $21.62         $24.92          $41.23         $38.80        $31.00
====================================================================================================================
  TOTAL RETURN(3)                            (13.24)%       (31.69)%          9.72%         37.63%         17.36%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                           1.24%          1.23%          1.24%          1.25%          1.25%
-----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                         (0.01)%        (0.43)%        (0.89)%        (0.64)%        (0.33)%
-----------------------------------------
Portfolio Turnover Rate                           92%            86%            62%            42%           128%
-----------------------------------------
Net Assets, End of Period (in thousands)     $391,968       $437,024       $521,187       $247,814        $98,965
--------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31
--------------------------------------------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------
                                                 2002           2001           2000           1999         1998
PER-SHARE DATA

Net Asset Value, Beginning of Period            $25.24         $41.65         $39.13         $31.12       $33.53
--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(1)                 0.11           0.01          (0.20)         (0.09)        0.03
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)        (3.33)        (11.94)          4.10          11.22         4.72
--------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations               (3.22)        (11.93)          3.90          11.13         4.75
--------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                        --            --             --            --          (0.09)
-----------------------------------------
  From Net Realized Gains                           --         (4.48)         (1.38)         (3.12)        (7.07)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                               --         (4.48)         (1.38)         (3.12)        (7.16)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $22.02         $25.24         $41.65         $39.13       $31.12
====================================================================================================================
  TOTAL RETURN(2)                              (12.76)%       (31.25)%          9.87%         38.21%       17.85%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             0.79%          0.78%          0.79%          0.80%        0.80%
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                             0.44%          0.02%        (0.44)%        (0.19)%        0.12%
-----------------------------------------
Portfolio Turnover Rate                             92%            86%            62%            42%         128%
-----------------------------------------
Net Assets, End of Period (in thousands)       $556,316       $593,436       $763,304       $186,025     $36,065
--------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                         ------
                                                                         31

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------------------
                                                                          C CLASS
--------------------------------------------------------------------------------------------
                                                                  2002             2001(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $25.09            $25.53
--------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss(2)                                         (0.19)             --(3)
---------------------------------------------------
  Net Realized and Unrealized Loss                               (3.31)            (0.44)
--------------------------------------------------------------------------------------------
  Total From Investment Operations                               (3.50)            (0.44)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $21.59            $25.09
============================================================================================
  TOTAL RETURN(4)                                               (13.95)%           (1.72)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                  1.99%          1.99%(5)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets               (0.76)%
(3.10)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                              92%            86%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                            $502            $95
--------------------------------------------------------------------------------------------

(1) October 29, 2001 (commencement of sale) through October 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect
    applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may  not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC  guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31
----------------------------------------------------------------------------------------------------------------------
                                                                       INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                                2002           2001           2000           1999         1998
PER-SHARE DATA

Net Asset Value, Beginning of Period           $10.62         $24.37         $15.41          $9.27      $14.53
----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Loss(1)                        (0.04)         (0.04)         (0.16)         (0.05)      (0.05)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)       (1.33)         (7.38)         10.07           6.19       (4.41)
----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations              (1.37)         (7.42)          9.91           6.14       (4.46)
----------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                         --           (6.33)         (0.95)            --       (0.80)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.25          $10.62         $24.37         $15.41      $9.27
======================================================================================================================
  TOTAL RETURN(2)                             (12.90)%        (37.48)%         66.16%         66.24%    (31.94)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                            1.00%           1.00%          1.00%          1.00%     1.00%
-----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                          (0.34)%         (0.31)%        (0.65)%        (0.40)%    (0.42)%
-----------------------------------------
Portfolio Turnover Rate                           293%            290%           135%           187%      229%
-----------------------------------------
Net Assets, End of Period (in millions)           $966          $1,222         $2,345         $1,146     $895
----------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                         ------
                                                                         33

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31
----------------------------------------------------------------------------------------------------------------------
                                                                         ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                                 2002           2001           2000           1999        1998
PER-SHARE DATA

Net Asset Value, Beginning of Period            $10.53         $24.24         $15.31          $9.23     $14.50
----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Loss(1)                        (0.06)          (0.08)         (0.22)         (0.08)     (0.08)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                        (1.32)          (7.35)         10.05           6.16      (4.39)
----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations              (1.38)          (7.43)          9.83           6.08      (4.47)
----------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                          --           (6.28)         (0.90)            --      (0.80)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.15          $10.53         $24.24          $15.31     $9.23
======================================================================================================================
  TOTAL RETURN(2)                             (13.11)%        (37.76)%         65.98%         65.87%    (32.08)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                            1.25%           1.25%          1.25%          1.25%     1.25%
----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                          (0.59)%         (0.56)%        (0.90)%        (0.65)%    (0.67)%
----------------------------------------
Portfolio Turnover Rate                           293%            290%           135%           187%      229%
----------------------------------------
Net Assets, End of Period (in thousands)       $11,333         $13,315        $22,077         $7,755   $4,052
----------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31
----------------------------------------------------------------------------------------------------------------------
                                                                       INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------
                                                  2002           2001           2000           1999             1998
PER-SHARE DATA

Net Asset Value, Beginning of Period             $10.70         $24.50         $15.51          $9.32          $14.56
----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Loss(1)                         (0.02)         (0.02)         (0.11)         (0.04)           (0.01)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)        (1.34)         (7.41)         10.09           6.23            (4.43)
----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations               (1.36)         (7.43)          9.98           6.19            (4.44)
----------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                           --         (6.37)         (0.99)            --             (0.80)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $9.34         $10.70         $24.50         $15.51            $9.32
======================================================================================================================
  TOTAL RETURN(2)                              (12.71)%       (37.31)%         66.28%         66.42%          (31.72)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             0.80%          0.80%          0.80%          0.80%            0.80%
-----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                           (0.14)%        (0.11)%        (0.45)%        (0.20)%           (0.22)%
-----------------------------------------
Portfolio Turnover Rate                            293%           290%           135%           187%             229%
-----------------------------------------
Net Assets, End of Period (in thousands)        $37,743        $46,069        $56,022           $122             $60
----------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

                                                                         ------
                                                                         35

Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------
                                                                   C CLASS
------------------------------------------------------------------------------------
                                                              2002         2001(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                         $10.59        $12.07
------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Loss(2)                                     (0.15)         (0.06)
--------------------------------------------------
  Net Realized and Unrealized Loss                           (1.32)         (1.42)
------------------------------------------------------------------------------------
  Total From Investment Operations                           (1.47)         (1.48)
------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $9.12          $10.59
====================================================================================
  TOTAL RETURN(3)                                          (13.88)%        (12.26)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets             2.00%        2.00%(4)
--------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets          (1.34)%      (1.77)%(4)
--------------------------------------------------
Portfolio Turnover Rate                                        293%         290%(5)
--------------------------------------------------
Net Assets, End of Period (in thousands)                       $110             $4
------------------------------------------------------------------------------------

(1) July 18, 2001 (commencement of sale) through October 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may  not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.  The calculation of net asset values to two decimal places is made in accordance with SEC  guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Mutual Funds, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ultra Fund and Vista Fund, (collectively the
"Funds"), two of the funds comprising American Century Mutual Funds, Inc., as of
October 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Ultra
Fund and Vista Fund as of October 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
December 6, 2002

                                                                         ------
                                                                         37

Management

The individuals listed below serve as directors or officers of the funds. Those listed as interested directors  are "interested" primarily by virtue  of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

INDEPENDENT DIRECTORS

THOMAS A. BROWN (62)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 21
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (70)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director Emeritus(1)
LENGTH OF TIME SERVED (YEARS): less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Retired, formerly a general surgeon
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (57)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
-------------------------------------------------------------------------------
D.D. (DEL) HOCK (67)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, RMI.NET Inc., Hathaway
Corporation and  J.D. Edwards & Company
-------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director
    Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                    (continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT (64)  4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman of the Board, Butler
Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Butler Manufacturing Company;
Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (59)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (56)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President,
Finance--Global Markets Group, Sprint Corporation
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.
-------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (40)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
-------------------------------------------------------------------------------

INTERESTED DIRECTORS
-------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (78)(1)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 43
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACIM, ACSC, and other ACC subsidiaries; Director,
ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAMES E. STOWERS III (43)(1)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 11
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:  Co-Chairman, ACC (September 2000
to present); Chief Executive Officer, ACC (June 1996 to September 2000); Chief
Executive Officer, ACIM, ACSC, and other ACC subsidiaries; Director, ACC, ACIM,
ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 37
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
-------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

                                                                         ------
                                                                         39

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (47)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); Chief Operating Officer, ACC (June 1996 to September 2000); General
Counsel, ACC, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1989 to June
1998); Also serves as: Executive Vice President and Chief Operating Officer,
ACIM, ACIS, ACSC, and other ACC subsidiaries, and Executive Vice President of other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (56)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries, and Treasurer of ACC and other ACC subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (46)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Assistant
Treasurer, ACSC
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAVID C. TUCKER (44)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present); Consultant to mutual fund industry (May 1997 to April 1998)
-------------------------------------------------------------------------------
ROBERT LEACH (36)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
C. JEAN WADE (38)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC
-------------------------------------------------------------------------------
JON ZINDEL (35)
4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to present); Treasurer, American Century
Ventures, Inc. (December 1999 to January 2001); Director of Taxation, ACSC (July
1996 to April 1998)
-------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Advisor Class, Institutional Class, and C Class.

INVESTOR CLASS shares are available directly from American Century for purchase without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50%  Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay  for distribution services provided by the financial intermediary through which the
Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25%  higher than the total expense ratio of the Investor Class shares.

INSTITUTIONAL CLASS shares are available to endowments, foundations, defined benefit pension plans or financial  intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional  customers and others who invest at least $5 million in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances  and comparatively lower transaction costs, the total expense ratio of the Institutional Class shares is 0.20% less than the total expense ratio of the Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C
Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00%
for equity funds and 0.75% for fixed income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which the C Class shares are purchased. The total expense ratio of the C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed income funds.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                         ------
                                                                         41

Retirement Account Information

As required by law, any distributions you receive from an IRA and certain 403(b)
distributions [not eligible for rollover to an IRA or to another  qualified plan] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you do not want us to withhold on this amount, you must notify us not to withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the  withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

------

Background Information

PORTFOLIO MANAGERS

ULTRA
-------------------------------------------------------------------------
    Jim Stowers III
-------------------------------------------------------------------------
    Bruce Wimberly
-------------------------------------------------------------------------
    Wade Slome, CFA
-------------------------------------------------------------------------
    Jerry Sullivan
-------------------------------------------------------------------------
VISTA
-------------------------------------------------------------------------
    Glenn Fogle, CFA
-------------------------------------------------------------------------
    David Rose, CFA
-------------------------------------------------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers more than a dozen growth funds, including domestic equity, specialty, international, and global. The philosophy behind these growth funds focuses on three important principles. First, the funds seek to own companies whose earnings and revenues are growing at an accelerating rate.
Second, we attempt to keep the funds fully invested, regardless of short-term market activity. Experience has shown that market gains can occur in unpredictable spurts and that missing those opportunities can significantly limit the potential for gain. Third, the funds are managed by teams, rather than by one "star." We believe this allows us to make better, more consistent management decisions.

In addition to these principles, each fund has its own investment policies:

AMERICAN CENTURY ULTRA generally invests in the securities of larger  companies that exhibit growth. It typically will have significant price fluctuations.

AMERICAN CENTURY VISTA invests mainly in the securities of medium- and smaller-sized firms that exhibit growth. The fund is subject to significant price volatility but offers high long-term growth potential. Historically, small- and mid-cap stocks have been more volatile than the stocks of larger, more established companies.

COMPARATIVE INDICES

The following indices are used in the report to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a capitalization-weighted index of the stocks of 500 publicly traded U.S. companies that  are considered to be leading firms in dominant industries. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500/BARRA INDEX is a capitalization-weighted index consisting of S&P 500 stocks. S&P 500/BARRA VALUE consists of stocks with lower price-to-book ratios, and S&P 500/BARRA GROWTH consists of stocks with higher price-to-book ratios. In general, both share other characteristics with value-  or growth-style stocks.

                                                                    (continued)

                                                                         ------
                                                                         43

Background Information

The S&P MIDCAP 400 INDEX, a market-value weighted index, consists of 400 domestic stocks chosen for market size, liquidity, and industry group presentation.

The RUSSELL 2000 INDEX was created  by the Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies based on total market capitalization.

The RUSSELL 2500 INDEX was created by the Frank Russell Company. It measures the performance of the 2,500 smallest of the 3,000 largest publicly traded  U.S.
companies based on total market capitalization. The Russell 2500 represents approximately 23% of the total market capitalization of the top 3,000 companies.
The average market capitalization of the index is approximately $650 million.
The RUSSELL 2500 GROWTH INDEX measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index. The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values. The RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. Created by Frank
Russell Company, it is not an investment product available for purchase.

------

Glossary

AVERAGE ANNUAL RETURNS--the  annually compounded returns that would have produced the fund's  cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial
Highlights."

BLUE CHIP STOCKS--stocks of the most established companies in American industry.
They are generally large,  fairly stable companies that have demonstrated consistent earnings  and usually have long-term growth potential. Examples include General Electric and Coca-Cola.

CYCLICAL STOCKS--generally considered to be stocks whose price and earnings fluctuations tend to follow the ups and downs of the business cycle. Examples include the stocks of automobile  manufacturers, steel producers, and textile operators.

GROWTH STOCKS--stocks of companies that have experienced above-average earnings growth and are expected to continue such growth. These stocks often sell at high
P/E ratios. Examples can include the stocks of high-tech and health care companies.

LARGE-CAPITALIZATION ("LARGE-CAP") STOCKS--the stocks of companies with market capitalizations (the total value of a company's outstanding stock)  more than
$8.4 billion. This is Lipper's  market capitalization breakpoint as  of October
31, 2002, although it may be subject to change based on market  fluctuations.
The Dow Jones Industrial Average and the S&P 500 Index generally consist of stocks in this range.

MEDIAN MARKET CAPITALIZATION-- market capitalization (market cap) is the total value of a company's stock, calculated by multiplying the number of outstanding common shares by the current share price. The company whose market cap is in the middle of the portfolio is the median market cap. Half the companies in the portfolio have values greater than the median, and half have values that are less. If there is an even number of companies, then the median is the average of the two companies in the middle.

MEDIUM-CAPITALIZATION ("MID-CAP") STOCKS--the stocks of companies with market capitalizations (the total value of a company's outstanding stock) between $1.9 billion and $8.4 billion. This is Lipper's market capitalization breakpoint as of October 31, 2002, although it may be subject to change based on market fluctuations. The  S&P MidCap 400 Index and Russell 2500 Index generally consist of stocks in this range.

NUMBER OF HOLDINGS--the number of securities, excluding temporary investments, held by a fund on a given date.

PORTFOLIO TURNOVER--the percentage of a fund's investment portfolio that is replaced during a given time period, usually a year. Actively managed portfolios tend to have higher turnover than passively managed portfolios such as index funds.

                                                                    (continued)

                                                                         ------
                                                                         45

Glossary

PRICE/BOOK RATIO--a stock value measurement calculated by dividing a company's stock price by its book value per share, with the result expressed as a multiple instead of as a percentage. (Book value per share is calculated by subtracting a company's liabilities from its assets, then dividing that value by the number of outstanding shares.)

PRICE/EARNINGS (P/E) RATIO--a stock value measurement calculated by  dividing a company's stock price by its earnings per share, with the result expressed as a multiple instead of as a percentage. (Earnings per share is calculated by dividing the after-tax earnings of a corporation by its outstanding shares.)
When this figure is weighted, the impact of each company's P/E ratio is in proportion to the percentage of the fund that the company represents.

SMALL-CAPITALIZATION ("SMALL-CAP") STOCKS--the stocks of companies with market capitalizations (the total value of a company's outstanding stock) less than
$1.9 billion. This is Lipper's  market capitalization breakpoint as of October
31, 2002, although it may be subject to change based on market  fluctuations.
The S&P 600 Index and the Russell 2000 Index generally consist of stocks in this range.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

VALUE STOCKS--generally considered to be stocks that are purchased because they are relatively inexpensive. These stocks are typically characterized by low P/E ratios.

WEIGHTED AVERAGE MARKET CAPITALIZATION--average market  capitalization represents the average value of the companies held in a portfolio. When that figure is weighted, the impact of each company's capitalization on the overall average is proportional to the total market value of its shares.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME--taxable and tax-free bond funds that can provide current income. They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

------

Glossary

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price- fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains  or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                         ------
                                                                         47

Notes

------

Notes

                                                                         ------
                                                                         49

Notes

------

[inside back cover]

                             AMERICAN CENTURY FUNDS

--------------------------------------------------------------------------------
                                     GROWTH
--------------------------------------------------------------------------------
AGGRESSIVE RISK

    DOMESTIC EQUITY                        INTERNATIONAL
    Veedot(reg.sm)                         Emerging Markets
    New Opportunities                      International Opportunities
    New Opportunities II                   International Discovery**
    Giftrust(reg.sm)                       International Growth
    Vista                                  Global Growth
    Heritage
    Growth                                 SPECIALTY
    Ultra(reg.sm)                          Technology
    Select                                 Life Sciences

--------------------------------------------------------------------------------
                               GROWTH AND INCOME
--------------------------------------------------------------------------------

MODERATE RISK

    ASSET ALLOCATION                       DOMESTIC EQUITY
    Balanced                               Equity Growth
    Strategic Allocation: Aggressive       Equity Index
    Strategic Allocation: Moderate         Large Company Value
    Strategic Allocation: Conservative     Tax-Managed Value
                                           Income & Growth
    SPECIALTY                              Value
    Global Gold                            Equity Income
    Global Natural Resources**
    Real Estate
    Utilities

AGGRESSIVE RISK

    DOMESTIC EQUITY
    Small Cap Quantitative
    Small Cap Value**

--------------------------------------------------------------------------------
                                     INCOME
--------------------------------------------------------------------------------

CONSERVATIVE RISK

    TAXABLE BONDS                          TAX-FREE BONDS
    Ginnie Mae                             CA Intermediate-Term Tax-Free
    Inflation-Adjusted Bond                AZ Municipal Bond
    Short-Term Government                  FL Municipal Bond
                                           Tax-Free Bond
                                           CA Limited-Term Tax-Free

MODERATE RISK

    TAXABLE BONDS                          TAX-FREE BONDS
    Government Bond                        CA Long-Term Tax-Free
    Target 2005*
    Diversified Bond

AGGRESSIVE RISK

    TAXABLE BONDS                          TAX-FREE BONDS
    Target 2030*                           CA High-Yield Municipal
    Target 2025*                           High-Yield Municipal
    Target 2020*
    Target 2015*
    Target 2010*
    High-Yield
    International Bond

--------------------------------------------------------------------------------
                              CAPITAL PRESERVATION
--------------------------------------------------------------------------------

CONSERVATIVE RISK

    TAXABLE MONEY MARKETS                  TAX-FREE MONEY MARKETS
    Prime Money Market                     FL Municipal Money Market
    Government Agency Money Market         CA Tax-Free Money Market
    Capital Preservation                   Tax-Free Money Market
    Premium Money Market

The investment objective may be based on the fund's objective, as stated in its prospectus, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus, which contains important information including charges and expenses. You should read the prospectus carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

0212                              American Century Investment Services, Inc.
SH-AAN-32226S                     (c)2002 American Century Services Corporation